UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)

ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
INVESTMENT COMPANIES - 0.01%

BERMUDA - 0.01%
         10,754  CHINA HEARTLAND FUND LIMITED (STOCK FUNDS)+(a)                                                  $    40,220
                                                                                                                 -----------

TOTAL INVESTMENT COMPANIES (COST $53,770)                                                                             40,220
                                                                                                                 -----------

COMMON STOCKS - 82.73%

AUSTRALIA - 7.76%
      1,502,000  AWB LIMITED (AGRICULTURAL SERVICES)                                                               4,832,883
      1,896,000  GRD LIMITED (METAL MINING)                                                                        3,465,947
      4,234,166  KIMBERLEY DIAMOND COMPANY (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+             3,901,557
      2,300,000  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                    4,922,308
      3,706,622  OCEANA GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                   2,299,922
      2,007,937  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                        4,715,041
     19,419,360  PAN AUSTRALIAN RESOURCES LIMITED (METAL MINING)+                                                  4,329,170

                                                                                                                  28,466,828
                                                                                                                 -----------

CHINA - 0.78%
      5,750,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H (METAL MINING)                                         2,868,966
                                                                                                                 -----------

HONG KONG - 5.84%
     14,356,000  FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            5,591,710
      2,064,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                      4,531,270
      2,952,000  JOYCE BOUTIQUE HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                  152,041
      6,519,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                    4,489,187
     51,880,000  TECHPACIFIC CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+        6,680,144

                                                                                                                  21,444,352
                                                                                                                 -----------

INDIA - 2.16%
        128,800  BHARAT EARTH MOVERS LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)     2,768,752
        151,000  BOMBAY DYEING & MANUFACTURING COMPANY LIMITED (TEXTILE MILL PRODUCTS)                             1,909,147
        371,891  E.I.D. PARRY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                1,630,456
        144,616  THOMAS COOK (INDIA) LIMITED (TRANSPORTATION SERVICES)                                             1,610,439

                                                                                                                   7,918,794
                                                                                                                 -----------

INDONESIA - 2.40%
      1,100,000  INTERNATIONAL NICKEL INDONESIA TBK (METAL MINING)                                                 2,321,602
      9,512,000  PT INDOSAT TBK (COMMUNICATIONS)                                                                   4,389,917
     16,460,500  PT SUMMARECON AGUNG TBK (REAL ESTATE)                                                             2,079,109

                                                                                                                   8,790,628
                                                                                                                 -----------

JAPAN - 24.63%
         37,900  ATRIUM COMPANY LIMITED (REAL ESTATE)                                                              3,245,543
            900  CREED CORPORATION (REAL ESTATE)<<                                                                 3,554,701
          1,300  DENTSU INCORPORATED (BUSINESS SERVICES)                                                           3,589,654
            960  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                            7,130,374
         60,000  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                      3,596,645
        187,000  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                        3,733,791
            350  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                             4,893,394
            775  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                     6,562,172
        147,000  NEOMAX COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)<<                                                                                      3,108,528
        421,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                         4,605,837
        356,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)        6,672,667
          5,900  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    2,603,548
        103,500  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                3,834,673

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)

ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
JAPAN (continued)
        328,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                      $ 5,181,964
        648,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              3,629,570
      1,115,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    7,063,745
         91,000  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               5,661,657
        595,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                              4,632,515
            530  VILLAGE VANGUARD COMPANY LIMITED (MISCELLANEOUS RETAIL)+                                          4,075,498
          4,500  XINHUA FINANCE LIMITED (BUSINESS SERVICES)+                                                       3,008,127

                                                                                                                  90,384,603
                                                                                                                 -----------

KOREA - 0.50%
         32,850  S-OIL CORPORATION (OIL & GAS EXTRACTION)                                                          1,831,636
                                                                                                                 -----------

MALAYSIA - 0.72%
      7,641,500  TITAN CHEMICALS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         2,641,095
                                                                                                                 -----------

NEW ZEALAND - 1.29%
      2,277,234  CANWEST MEDIAWORKS (NZ) LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        1,998,024
      1,600,000  RAKON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)+                                                                                       2,749,157

                                                                                                                   4,747,181
                                                                                                                 -----------

PHILIPPINES - 1.37%
        506,140  PHILIPPINE STOCK EXCHANGE INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES)+                                                                                        2,000,647
        747,155  SM INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                   3,009,575

                                                                                                                   5,010,222
                                                                                                                 -----------

SINGAPORE - 22.18%
      9,382,000  BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                5,512,373
      1,273,000  CAPITALAND LIMITED (REAL ESTATE)                                                                  3,619,105
        761,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                           4,495,278
      1,383,300  DAIRY FARM INTERNATIONAL HOLDINGS LIMITED (FOOD STORES)                                           4,343,562
        690,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                              7,890,198
      3,435,000  FIBRECHEM TECHNOLOGIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      2,669,268
      2,005,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                 5,066,810
      7,700,000  FUNG CHOI PRINTING & PACKAGING GROUP LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)           3,745,775
      1,276,000  HONGKONG LAND HOLDINGS LIMITED (REAL ESTATE)<<                                                    4,670,160
      2,513,000  HYFLUX LIMITED (BUSINESS SERVICES)                                                                3,746,836
      3,380,300  JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                               2,135,578
        815,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                    7,568,942
      5,528,000  KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            4,889,408
      5,300,000  LMA INTERNATIONAL NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)+                                                                                       2,561,519
      7,875,000  MACQUARIE MEAG PRIME REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 4,552,311
        910,000  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                     3,794,421
      3,050,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                5,780,712
        540,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                              4,332,691

                                                                                                                  81,374,947
                                                                                                                 -----------

SOUTH KOREA - 2.22%
        230,100  DAISHIN SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES)                                                                                         4,207,889
        231,000  KIA MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)                                                 3,956,522

                                                                                                                   8,164,411
                                                                                                                 -----------

TAIWAN - 6.62%
        176,000  104 CORPORATION (COMMUNICATIONS)                                                                  1,163,277
      2,038,000  ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        3,581,567
      5,610,000  FORMOSA TAFFETA COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                           2,936,901
     14,850,000  JIH SUN FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                 & SERVICES)+                                                                                      3,577,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)

ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
TAIWAN (continued)
      1,733,000  LITE-ON IT CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 $ 2,025,915
      2,333,000  MERIDA INDUSTRY COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          1,606,854
      2,457,000  SANYO ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT      2,048,923
                 COMPUTER EQUIPMENT)
      4,615,000  TSRC CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                       3,420,894
      5,974,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES)                                       3,948,532

                                                                                                                  24,310,347
                                                                                                                 -----------

THAILAND - 3.43%
      2,797,000  AIRPORTS OF THAILAND PUBLIC COMPANY LIMITED (TRANSPORTATION BY AIR)                               4,108,919
      3,509,500  BANGKOK EXPRESSWAY PUBLIC COMPANY LIMITED (TRANSPORTATION SERVICES)                               1,795,258
      2,993,000  PHATRA SECURITIES COMPANY LIMITED (BUSINESS SERVICES)                                             3,435,041
      7,833,000  SOLARTRON PUBLIC COMPANY LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                                         1,417,831
     10,856,000  THAI BEVERAGE PUBLIC COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                   1,817,507

                                                                                                                  12,574,556
                                                                                                                 -----------

VIETNAM - 0.83%
        600,000  VIETNAM DAIRY PRODUCTS COMPANY (AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED)+          3,036,000
                                                                                                               -------------

TOTAL COMMON STOCKS (COST $301,554,116)                                                                          303,564,566
                                                                                                               -------------

COLLATERAL FOR SECURITIES LENDING - 2.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.41%
      8,835,063  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                  8,835,063
                                                                                                               -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,835,063)                                                          8,835,063
                                                                                                               -------------

SHORT-TERM INVESTMENTS - 12.41%
     45,545,067  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      45,545,067
                                                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $45,545,067)                                                                   45,545,067
                                                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $355,988,016)*                                      97.56%                                               $ 357,984,916

OTHER ASSETS AND LIABILITIES, NET                          2.44                                                    8,947,700
                                                        =======                                                =============

TOTAL NET ASSETS                                         100.00%                                               $ 366,932,615
                                                        =======                                                =============

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $45,545,067.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 98.59%

AUSTRALIA - 3.91%

         28,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          $   497,076
         42,071  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                      569,300
         14,892  RIO TINTO LIMITED (METAL MINING)                                                                    860,956
         44,000  WESTFIELD GROUP (PROPERTIES)                                                                        566,630
          5,094  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                   166,556

                                                                                                                   2,660,518
                                                                                                                 -----------

BELGIUM - 1.08%
         21,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                    735,444
                                                                                                                 -----------

CHINA - 0.57%
        524,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                    387,958
                                                                                                                 -----------

DENMARK - 0.82%
         14,700  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                           559,582
                                                                                                                 -----------

FRANCE - 14.42%
         68,100  ALCATEL SA (COMMUNICATIONS)<<                                                                       864,065
          8,100  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               740,244
            655  ARKEMA (OIL & GAS EXTRACTION)+                                                                       25,576
         29,556  AXA SA (INSURANCE CARRIERS)                                                                         970,026
         10,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                              519,320
         11,225  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              640,768
         10,600  CARREFOUR SA (FOOD STORES)                                                                          621,496
          4,600  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 577,479
          1,868  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                             185,407
             62  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,947
         11,550  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                   1,127,182
         19,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            789,814
          9,659  TECHNIP SA (OIL & GAS EXTRACTION)                                                                   534,943
         26,216  TOTAL SA (OIL & GAS EXTRACTION)                                                                   1,725,200
         13,800  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                               483,635

                                                                                                                   9,807,102
                                                                                                                 -----------

GERMANY - 7.72%
          6,400  ALLIANZ AG (INSURANCE CARRIERS)                                                                   1,011,125
          7,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        384,690
         24,169  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                            879,176
         10,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,185,943
          4,800  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                         551,813
         11,900  METRO AG (FOOD STORES)                                                                              674,582
          2,670  SAP AG (BUSINESS SERVICES)                                                                          563,486

                                                                                                                   5,250,815
                                                                                                                 -----------

GREECE - 1.01%
         27,552  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                             686,483
                                                                                                                 -----------

HONG KONG - 4.60%
         61,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          660,952
        101,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                   577,418
        571,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                    327,176
      1,264,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                    484,194
         68,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                       693,458
         63,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                     389,375

                                                                                                                   3,132,573
                                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
IRELAND - 0.00%
        254,000  CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS)(a)                                                                                       $         0
                                                                                                                 -----------

ITALY - 3.69%
         55,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                               1,623,055
        113,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                   886,888

                                                                                                                   2,509,943
                                                                                                                 -----------

JAPAN - 21.06%
         73,800  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       1,618,647
         32,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                           511,709
         20,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    181,755
         27,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       706,615
          2,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                          561,727
             56  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                 1,042,293
         69,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      866,419
         15,600  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,       1,012,828
                 EXCEPT COMPUTER EQUIPMENT)
         49,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                               626,844
        104,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       759,734
         33,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          618,534
            362  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            531,422
         26,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                          662,268
         19,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                          898,200
         72,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              988,396
         40,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                          631,947
        122,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      772,894
        122,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                1,332,576

                                                                                                                  14,324,808
                                                                                                                 -----------

NETHERLANDS - 5.51%
         12,693  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                         684,467
         28,500  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                  577,415
         21,000  ING GROEP NV (FINANCIAL SERVICES)                                                                   825,410
         13,100  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                         877,438
         33,100  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        781,956

                                                                                                                   3,746,686
                                                                                                                 -----------

NORWAY - 0.95%
            856  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                  39,672
         21,500  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               609,608

                                                                                                                     649,280
                                                                                                                 -----------

RUSSIA - 1.47%
          6,700  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                   557,440
         15,100  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                             444,544

                                                                                                                   1,001,984
                                                                                                                 -----------

SOUTH KOREA - 0.31%
            428  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &          208,868
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)
                                                                                                                 -----------

SPAIN - 1.91%
         36,400  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        748,643
         28,068  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          551,071

                                                                                                                   1,299,714
                                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
SWEDEN - 0.76%
         26,857  SECURITAS AB (BUSINESS SERVICES)                                                                $   514,992
                                                                                                                 -----------

SWITZERLAND - 6.90%
         11,600  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           628,130
         11,220  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                       604,982
         11,400  ROCHE HOLDING AG (HEALTH SERVICES)                                                                1,884,537
          6,350  UBS AG (FINANCIAL SERVICES)                                                                         696,004
          4,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                   876,856

                                                                                                                   4,690,509
                                                                                                                 -----------

THAILAND - 1.43%
        247,800  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)           585,047
        146,000  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       390,661

                                                                                                                     975,708
                                                                                                                 -----------

UNITED KINGDOM - 20.47%
          4,144  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       250,125
         58,500  AVIVA PLC (INSURANCE CARRIERS)                                                                      828,111
         86,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                             588,023
         65,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              738,623
         71,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                       752,973
         47,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 740,065
         28,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   804,719
         19,000  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                             1,060,200
         86,600  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                       1,523,751
        510,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                    1,210,474
         56,338  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)+                                                                                         609,459
         66,421  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                          508,502
      3,573,450  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                    6,773
         44,400  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                              1,494,314
         72,500  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                  683,412
         31,140  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           513,078
        757,100  VODAFONE GROUP PLC (COMMUNICATIONS)                                                               1,613,548

                                                                                                                  13,926,150
                                                                                                                 -----------

TOTAL COMMON STOCKS (COST $59,197,382)                                                                            67,069,117
                                                                                                                 -----------

COLLATERAL FOR SECURITIES LENDING - 3.61%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.61%
      2,455,797  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                  2,455,797
                                                                                                                 -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,455,797)                                                          2,455,797
                                                                                                                 -----------

SHORT-TERM INVESTMENTS - 1.36%
        926,819  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                         926,819
                                                                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS (COST $926,819)                                                                         926,819
                                                                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,579,998)*                                     103.56%                                                  $70,451,733

OTHER ASSETS AND LIABILITIES, NET                        (3.56)                                                   (2,420,171)
                                                        ======                                                   ===========

TOTAL NET ASSETS                                        100.00%                                                  $68,031,562
                                                        ======                                                   ===========

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS FUND
--------------------------------------------------------------------------------


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $926,819.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                 VALUE
COMMON STOCKS - 95.50%

AUSTRALIA - 3.23%
           1,513  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    $        26,860
           3,583  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                     48,485
           1,148  RIO TINTO LIMITED (METAL MINING)<<                                                                 66,369
           2,500  WESTFIELD GROUP (PROPERTIES)                                                                       32,195
             313  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                  10,234

                                                                                                                    184,143
                                                                                                            ---------------

BELGIUM - 1.12%
           1,870  FORTIS (DEPOSITORY INSTITUTIONS)                                                                   63,671
                                                                                                            ---------------

CHINA - 0.56%
          43,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                   31,836
                                                                                                            ---------------

DENMARK - 0.96%
           1,440  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                          54,816
                                                                                                            ---------------

FRANCE - 15.49%
           5,300  ALCATEL SA (COMMUNICATIONS)<<                                                                      67,247
             600  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                              54,833
              53  ARKEMA (OIL & GAS EXTRACTION)+                                                                      2,068
              19  ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                741
           1,833  AXA SA (INSURANCE CARRIERS)                                                                        60,171
           1,000  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                             51,418
             906  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             51,718
           1,000  CARREFOUR SA (FOOD STORES)                                                                         58,632
             450  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                56,493
             157  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                            15,583
             920  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                    89,784
           1,400  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           58,197
           1,055  TECHNIP SA (OIL & GAS EXTRACTION)                                                                  58,429
           2,120  TOTAL SA (OIL & GAS EXTRACTION)                                                                   139,511
             794  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                52,023
           1,900  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                              66,587

                                                                                                                    883,435
                                                                                                            ---------------

GERMANY - 7.62%
             500  ALLIANZ AG (INSURANCE CARRIERS)                                                                    78,994
             600  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       29,976
           2,013  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                           73,225
             700  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        80,598
             325  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                        37,363
           1,400  METRO AG (FOOD STORES)                                                                             79,363
             260  SAP AG (BUSINESS SERVICES)                                                                         54,871

                                                                                                                    434,390
                                                                                                            ---------------

GREECE - 1.00%
           2,281  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                            56,843
                                                                                                            ---------------

HONG KONG - 3.77%
           5,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                         54,176
           5,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                  28,585
          42,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                   24,066
          69,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                   26,431
           5,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                      50,990

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                 VALUE
HONG KONG (continued)
           5,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                           $        30,903

                                                                                                                    215,151
                                                                                                            ---------------

ITALY - 3.33%
           4,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 120,772
           8,800  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                  68,884

                                                                                                                    189,656
                                                                                                            ---------------

JAPAN - 20.17%
           5,400  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       118,438
           4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                  63,964
           2,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   18,175
           1,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      26,171
             120  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         30,640
               4  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                  74,449
           6,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     75,341
           1,200  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           77,910
           4,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                              51,171
           9,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                      65,746
           3,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                  & SERVICES)                                                                                        56,230
              25  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                           36,700
           3,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                76,416
           1,700  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         80,365
           5,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             68,639
           4,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         63,195
           9,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     57,017
          10,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                109,227

                                                                                                                  1,149,794
                                                                                                            ---------------

NETHERLANDS - 4.74%
           1,044  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                        56,297
           2,910  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                 58,957
           1,825  ING GROEP NV (FINANCIAL SERVICES)                                                                  71,732
             400  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                        26,792
           2,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       56,698

                                                                                                                    270,476
                                                                                                            ---------------

NORWAY - 0.90%
              60  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                 2,781
           1,700  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                              48,201

                                                                                                                     50,982
                                                                                                            ---------------

RUSSIA - 1.25%
             300  LUKOIL (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   24,990
             300  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                  24,960
             730  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                            21,491

                                                                                                                     71,441
                                                                                                            ---------------

SINGAPORE - 0.53%
           3,000  GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                30,136
                                                                                                            ---------------

SOUTH KOREA - 0.14%
              16  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  7,808
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
SPAIN - 1.65%
           3,460  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                              $        71,162
           1,174  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                       23,050

                                                                                                                     94,212
                                                                                                            ---------------

SWEDEN - 0.77%
           2,300  SECURITAS AB (BUSINESS SERVICES)                                                                   44,103
                                                                                                            ---------------

SWITZERLAND - 6.41%
           1,900  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                     102,448
             856  ROCHE HOLDING AG (HEALTH SERVICES)                                                                141,506
             490  UBS AG (FINANCIAL SERVICES)                                                                        53,707
             310  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                  67,956

                                                                                                                    365,617
                                                                                                            ---------------

THAILAND - 1.20%
          14,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED)
                  (COMMUNICATIONS)                                                                                   33,053
          13,300  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      35,588

                                                                                                                     68,641
                                                                                                            ---------------

UNITED KINGDOM - 20.66%
             806  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                      48,649
           5,720  AVIVA PLC (INSURANCE CARRIERS)                                                                     80,971
           8,816  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                            60,279
           5,780  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                             65,681
           6,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                      63,632
           4,530  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                71,330
           4,867  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                    27,338
           3,249  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                  90,782
             960  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                              53,568
           6,990  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                       122,991
          30,800  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                     73,046
           4,468  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                        48,334
           6,134  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                         46,960
         330,009  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                    626
           3,740  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                              125,872
           3,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                 28,279
           3,100  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          51,077
          55,657  VODAFONE GROUP PLC (COMMUNICATIONS)                                                               118,617

                                                                                                                  1,178,032
                                                                                                            ---------------

TOTAL COMMON STOCKS (COST $4,874,408)                                                                             5,445,183
                                                                                                            ---------------

COLLATERAL FOR SECURITIES LENDING - 2.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.39%
         136,155  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                  136,155
                                                                                                            ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $136,155)                                                             136,155
                                                                                                            ---------------

SHORT-TERM INVESTMENTS - 4.66%
         265,720  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                       265,720
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $265,720)                                                                        265,720
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,276,283)*                                       102.55%                                            $     5,847,058

OTHER ASSETS AND LIABILITIES, NET                         (2.55)                                                   (145,158)
                                                        -------                                             ---------------

TOTAL NET ASSETS                                         100.00%                                            $     5,701,900
                                                        -------                                             ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $265,720.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 92.64%

BRAZIL - 19.04%
         221,700  COSAN SA INDUSTRIA E COMERCIO (FOOD & KINDRED PRODUCTS)+                                     $    14,125,583
          68,200  LOJAS RENNER SA (APPAREL & ACCESSORY STORES)                                                       3,621,127
       1,465,000  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                       14,982,109
         134,700  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                      12,030,057
         168,700  USINAS SIDERURIGAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                   6,048,089

                                                                                                                    50,806,965
                                                                                                               ---------------

HONG KONG - 8.38%
      20,490,500  CHINA OVERSEAS LAND & INVESTMENT LIMITED (REAL ESTATE)                                            12,466,375
       2,952,000  JIANGXI COPPER COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<        2,736,747
       6,704,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  7,164,699

                                                                                                                    22,367,821
                                                                                                               ---------------

INDIA - 16.08%
         181,800  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                       3,095,615
         123,360  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                         7,365,026
       1,307,299  BAJAJ HINDUSTHAN LIMITED (AGRICULTURAL PRODUCTION CROPS)                                          11,147,819
         368,900  BHARTI TELE-VENTURES LIMITED (COMMUNICATIONS)+                                                     2,964,661
          62,000  HDFC BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                    3,382,100
         661,290  HINDUSTAN ZINC LIMITED (METAL MINING)                                                              8,011,175
         599,880  TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                      6,953,214

                                                                                                                    42,919,610
                                                                                                               ---------------

MEXICO - 6.42%
         151,200  GRUPO TELEVISA SA ADR (COMMUNICATIONS)<<                                                           2,919,672
       1,151,656  INDUSTRIA PENOLES SA DE CV (MEMBERSHIP ORGANIZATIONS)                                              7,422,996
       2,424,900  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                            6,777,853

                                                                                                                    17,120,521
                                                                                                               ---------------

RUSSIA - 19.21%
         163,000  GAZPROM ADR (OIL & GAS EXTRACTION)<<                                                               6,813,400
         105,100  JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)<<                                           13,663,000
         300,500  LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                               25,121,800
          76,600  SURGUTNEFTEGAZ ADR (OIL & GAS EXTRACTION)<<                                                        5,668,400

                                                                                                                    51,266,600
                                                                                                               ---------------

SOUTH AFRICA - 6.55%
         441,700  GOLD FIELDS LIMITED (METAL MINING)<<                                                               9,979,833
         195,400  SASOL LIMITED (COAL MINING)                                                                        7,494,422

                                                                                                                    17,474,255
                                                                                                               ---------------

SOUTH KOREA - 12.33%
          38,160  KOREA ZINC COMPANY LIMITED (METAL MINING)                                                          2,992,468
          62,200  LG CARD COMPANY LIMITED (FINANCIAL SERVICES)                                                       3,078,040
          25,670  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                        16,315,162
         224,320  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                      10,521,465

                                                                                                                    32,907,135
                                                                                                               ---------------

TAIWAN - 4.63%
       1,998,067  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                        12,342,318
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TOTAL COMMON STOCKS (COST $197,252,437)                                                                            247,205,225
                                                                                                               ---------------

WARRANTS - 0.17%
       2,561,313  CHINA OVERSEAS+(a)                                                                                   445,227

TOTAL WARRANTS (COST $0)                                                                                               445,227
                                                                                                               ---------------

PREFERRED STOCKS - 3.52%
         330,400  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                              6,727,291
         295,000  DURATEX SA PREFERRED+                                                                              2,654,578

TOTAL PREFERRED STOCKS (COST $7,067,599)                                                                             9,381,869
                                                                                                               ---------------

COLLATERAL FOR SECURITIES LENDING - 20.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.83%
       2,122,417  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   2,122,417
         822,205  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               822,206
       1,936,086  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,936,086

                                                                                                                     4,880,709
                                                                                                               ---------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 18.21%
$         84,753  ALLIANCE & LEICESTER PLC                                             5.55       10/25/2006            83,307
         173,359  AMERICAN GENERAL FINANCE+/-++                                        5.23       07/13/2007           173,441
         205,970  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006           205,848
         481,553  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006           481,553
         481,553  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006           481,553
         288,932  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006           288,938
         963,106  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006           963,106
         481,553  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007           481,539
         374,995  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006           373,060
       2,041,785  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006         2,032,821
         481,553  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007           481,553
         481,553  BANK OF AMERICA NA+/-                                                5.36       06/19/2007           481,481
          57,786  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006            57,786
         577,864  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006           577,864
       8,663,901  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $8,667,771)         5.36       07/03/2006         8,663,901
       1,685,243  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006         1,680,794
         963,106  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006           960,140
         114,937  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006           114,634
         106,616  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006           106,585
          96,311  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006            96,198
         577,864  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006           577,846
         229,258  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006           227,839
         436,711  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006           435,816
         696,287  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006           691,225
          40,682  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006            40,574
       1,232,776  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007         1,232,776
         558,602  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.32       07/28/2006           556,557
         520,077  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/14/2006           519,240
         910,520  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.37       07/20/2006           908,253
         483,479  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/26/2006           481,850
         481,553  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006           481,466
         963,106  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007           963,106
          48,656  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006            48,556
       1,690,367  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006         1,681,644
         278,838  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006           277,860
         470,104  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $470,312)         5.30       07/03/2006           470,104
          19,262  DORADA FINANCE                                                       5.24       07/31/2006            19,183
         963,106  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006           957,713
         481,553  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006           478,996

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,852,424  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,854,145)        5.36%      07/03/2006   $     3,852,424
         675,137  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006           670,958
          68,785  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006            68,285
          42,377  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006            41,641
         432,358  FOX TROT CDO LIMITED                                                 5.35       07/31/2006           430,585
         594,776  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006           592,861
          57,786  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006            56,999
          38,524  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007            38,535
          67,417  HBOS TREASURY SERVICES PLC+/-++                                      5.12       01/12/2007            67,476
         270,151  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006           270,140
          89,087  K2 USA LLC SERIES MTN+/-++                                           5.19       07/24/2006            89,090
         288,932  KAUPTHING BANK SERIES MTN+/-++                                       5.33       03/20/2007           288,608
          38,178  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006            37,838
         770,485  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006           768,674
       1,415,766  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006         1,407,002
          38,524  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006            38,524
         288,932  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006           288,932
         443,029  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006           443,029
         106,905  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006           106,905
         115,573  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007           115,585
         192,621  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007           192,621
         967,922  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28       10/27/2006           968,241
          84,753  MORGAN STANLEY+/-                                                    5.22       11/09/2006            84,755
         114,995  MORGAN STANLEY+/-                                                    5.35       11/24/2006           115,027
         577,864  MORGAN STANLEY+/-                                                    5.38       10/10/2006           577,864
          89,087  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010            89,106
         963,106  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006           959,157
          19,262  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006            19,260
         105,942  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006           105,988
          28,893  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006            28,696
         963,106  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007           963,154
         554,402  OLD LINE FUNDING LLC++                                               5.17       07/05/2006           554,242
         102,417  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006           101,857
          77,915  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006            77,929
         363,033  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006           362,129
         209,938  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006           208,607
         385,242  SLM CORPORATION+/-++                                                 5.17       05/04/2007           385,246
          96,311  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006            96,099
         222,728  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006           222,784
         111,354  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007           111,352
         481,553  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007           481,462
         481,553  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007           481,563
         731,961  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006           731,785
         425,693  VERSAILLES CDS LLC++                                                 5.17       07/06/2006           425,506
          96,311  VERSAILLES CDS LLC++                                                 5.31       07/17/2006            96,113
         162,707  WHISTLEJACKET CAPITAL LIMITED                                        5.33       07/07/2006           162,611
         481,553  WHITE PINE FINANCE+/-++                                              5.15       07/17/2006           481,553

                                                                                                                    48,595,504
                                                                                                               ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,476,213)                                                          53,476,213
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.44%
       9,188,657  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       9,188,657
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,188,657)                                                                       9,188,657
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,984,906)*                                     119.81%                                               $   319,697,191

OTHER ASSETS AND LIABILITIES, NET                        (19.81)                                                   (52,861,707)
                                                         ------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   266,835,484
                                                         ------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.


++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $9,188,657.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 88.57%

ARGENTINA - 0.66%
         16,700  IRSA INVERSIONES Y REPRESENTACIONES SA (REAL ESTATE)                                         $        187,541
                                                                                                              ----------------

BERMUDA - 0.70%
        340,000  XIWANG SUGAR HOLDINGS COMPANY LIMITED (AGRICULTURAL SERVICES)                                         198,099
                                                                                                              ----------------

BRAZIL - 8.80%
         11,388  COSAN SA INDUSTRIA E COMERCIO (FOOD & KINDRED PRODUCTS)+                                              725,585
         11,900  GERDAU SA (PRIMARY METAL INDUSTRIES)                                                                  177,429
          7,448  LOJAS RENNER SA (APPAREL & ACCESSORY STORES)                                                          395,457
         26,600  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                           272,030
          9,036  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                            807,005
          1,800  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR (DEPOSITORY INSTITUTIONS)                               119,502

                                                                                                                     2,497,008
                                                                                                              ----------------

CHILE - 1.20%
         84,200  CENCOSUD SA (GENERAL MERCHANDISE STORES)                                                              206,108
         11,830  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)+                                                   133,088

                                                                                                                       339,196
                                                                                                              ----------------

CHINA - 0.74%
        128,000  ANHUI CONCH CEMENT COMPANY LIMITED (ENGINEERING CONSTRUCTION)                                         208,491
                                                                                                              ----------------

CZECH REPUBLIC - 0.57%
          4,800  CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                                                            161,902
                                                                                                              ----------------

EGYPT - 0.33%
          3,086  ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                               94,049
                                                                                                              ----------------

HONG KONG - 10.47%
        381,372  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)++                                                                          247,985
        252,000  CHINA LIFE INSURANCE COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                       397,487
        856,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED (REAL ESTATE)<<                                              520,788
        173,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                               138,109
        618,000  DONGFENG MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)+                                                288,458
         81,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+<<                    173,133
        311,000  JIANGXI COPPER COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<           288,323
        230,000  LINGBAO GOLD COMPANY LIMITED (METAL MINING)+                                                          226,556
        374,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     399,701
         84,000  WUMART STORES INCORPORATED (FOOD STORES)                                                              289,327

                                                                                                                     2,969,867
                                                                                                              ----------------

HUNGARY - 0.49%
          1,361  MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)                                                 139,920
                                                                                                              ----------------

INDIA - 11.36%
         17,180  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          292,534
          7,050  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                            420,910
        117,720  BAJAJ HINDUSTHAN LIMITED (AGRICULTURAL PRODUCTION CROPS)                                            1,003,842
         36,990  BHARTI TELE-VENTURES LIMITED (COMMUNICATIONS)+                                                        297,270
         13,000  HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           224,747
          5,200  HDFC BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                       283,660
         19,980  HINDUSTAN ZINC LIMITED (METAL MINING)                                                                 242,047
         19,510  TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                         226,140

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDIA (continued)
         18,100  WIPRO LIMITED (APPLICATIONS SOFTWARE)<<                                                      $        232,223

                                                                                                                     3,223,373
                                                                                                              ----------------

INDONESIA - 0.92%
        575,200  INDOCEMENT TUNGGAL (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           260,805
                                                                                                              ----------------

ISRAEL - 0.49%
         20,340  BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                                                             86,808
          1,620  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                               51,176

                                                                                                                       137,984
                                                                                                              ----------------

MALAYSIA - 1.36%
        134,600  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                          217,954
         57,471  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                           98,535
         28,200  TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                               69,454

                                                                                                                       385,943
                                                                                                              ----------------

MEXICO - 4.44%
          9,500  AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                  315,970
          2,968  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                             169,087
          8,236  GRUPO TELEVISA SA ADR (COMMUNICATIONS)<<                                                              159,037
         48,418  INDUSTRIA PENOLES SA DE CV (MEMBERSHIP ORGANIZATIONS)                                                 312,078
        108,675  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                               303,758

                                                                                                                     1,259,930
                                                                                                              ----------------

PHILIPPINES - 1.01%
        807,600  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                          174,814
          3,260  PHILIPPINE LONG DISTANCE TELEPHONE (MEMBERSHIP ORGANIZATIONS)                                         112,292

                                                                                                                       287,106
                                                                                                              ----------------

POLAND - 0.53%
         12,900  PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                          150,205
                                                                                                              ----------------

RUSSIA - 10.11%
          2,765  BALTIKA BREWERY (EATING & DRINKING PLACES)(A)                                                          92,628
         17,400  COMSTAR UNITED TELESYSTEMS (COMMUNICATIONS)+(A)++                                                     100,920
         10,400  GAZPROM ADR (OIL & GAS EXTRACTION)<<                                                                  434,720
          3,900  JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)<<                                               507,000
          3,636  KALINA (APPAREL & ACCESSORY STORES)                                                                   134,532
          8,329  LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                   696,304
            129  SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                          219,945
          6,400  SURGUTNEFTEGAZ ADR (OIL & GAS EXTRACTION)                                                             473,600
          4,700  ZAO POLYUS GOLD COMPANY (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+(a)                209,479

                                                                                                                     2,869,128
                                                                                                              ----------------

SOUTH AFRICA - 10.92%
         33,610  ASPEN PHARMACARE HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                171,097
         76,690  AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)<<                     229,428
         18,090  GOLD FIELDS LIMITED (METAL MINING)                                                                    408,728
          2,370  IMPALA PLATINUM HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                 EXCEPT FUELS)<<                                                                                       436,259
         43,550  MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                154,278
         14,210  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            241,530
         14,900  SASOL LIMITED (COAL MINING)                                                                           571,478
         28,200  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                 302,845
          7,700  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                          141,747

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SOUTH AFRICA (continued)
         15,320  TIGER BRANDS LIMITED (FOOD & KINDRED PRODUCTS)                                               $        306,614
         44,260  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                          132,718

                                                                                                                     3,096,722
                                                                                                              ----------------

SOUTH KOREA - 6.40%
          2,200  KOREA ZINC COMPANY LIMITED (METAL MINING)                                                             172,522
          4,000  LG CARD COMPANY LIMITED (FINANCIAL SERVICES)                                                          197,945
            420  POSCO (PRIMARY METAL INDUSTRIES)                                                                      112,664
          1,667  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                          1,059,500
          5,820  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                          272,980

                                                                                                                     1,815,611
                                                                                                              ----------------

TAIWAN - 13.93%
         80,784  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                            198,357
        152,780  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                          215,645
        172,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                        376,113
        254,166  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                          1,570,016
         74,626  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                             119,392
        435,325  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                   785,206
        281,000  UNIMICRON TECHNOLOGY CORPORATION (MISCELLANEOUS)                                                      366,248
        537,300  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)                                                  321,940

                                                                                                                     3,952,917
                                                                                                              ----------------

THAILAND - 0.56%
         34,800  PTT EXPLRORATION AND PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                                 96,768
        379,000  THAI BEVERAGE PUBLIC COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+<<                                      63,452

                                                                                                                       160,220
                                                                                                              ----------------

TURKEY - 2.07%
         38,062  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                                  182,794
         23,660  ARCELIK A.S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                            135,307
         40,930  COCA-COLA ICECEK URETIM AS (BEVERAGES)+                                                               187,515
         54,564  YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+                                                         82,406

                                                                                                                       588,022
                                                                                                              ----------------

UNITED KINGDOM - 0.51%
          7,230  KAZAKHGOLD GROUP LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                  145,684
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $22,454,940)                                                                              25,129,723
                                                                                                              ----------------

PREFERRED STOCKS - 6.68%
         88,000  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                               1,791,773
         11,600  DURATEX SA PREFERRED+                                                                                 104,383

TOTAL PREFERRED STOCKS (COST $875,353)                                                                               1,896,156
                                                                                                              ----------------

RIGHTS - 0.36%
          3,560  OTP BANK RIGHTS                                                                                       100,869

TOTAL RIGHTS (COST $111,239)                                                                                           100,869
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
WARRANTS - 0.07%
        107,000  CHINA OVERSEAS+(a)                                                                           $         18,599

TOTAL WARRANTS (COST $0)                                                                                                18,599
                                                                                                              ----------------

COLLATERAL FOR SECURITIES LENDING - 9.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.76%
        970,105  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      970,105
         28,488  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 28,488
         67,082  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        67,083

                                                                                                                     1,065,676
                                                                                                              ----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.93%
$         2,937  ALLIANCE & LEICESTER PLC                                             5.55       10/25/2006              2,887
          6,007  AMERICAN GENERAL FINANCE+/-++                                        5.23       07/13/2007              6,010
          7,137  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.28       07/07/2006              7,132
         16,685  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.27       12/22/2006             16,685
         16,685  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30       10/20/2006             16,685
         10,011  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.11       08/04/2006             10,011
         33,370  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.11       11/03/2006             33,370
         16,685  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007             16,685
         12,993  ATOMIUM FUNDING CORPORATION++                                        5.28       08/07/2006             12,926
         70,745  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006             70,434
         16,685  BANCO SANTANDER TOTTA LN+/-++                                        5.28       07/16/2007             16,685
         16,685  BANK OF AMERICA NA+/-                                                5.36       06/19/2007             16,683
          2,002  BEAR STEARNS COMPANY+/-                                              5.18       08/05/2006              2,002
         20,022  BEAR STEARNS COMPANY+/-                                              5.37       10/04/2006             20,022
        300,191  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $300,325)           5.36       07/03/2006            300,191
         58,391  BUCKINGHAM CDO II LLC++                                              5.33       07/21/2006             58,237
         33,370  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006             33,267
          3,982  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006              3,972
          3,694  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/05/2006              3,693
          3,337  CAIRN HIGH GRADE FUNDING I LLC                                       5.36       07/11/2006              3,333
         20,022  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006             20,022
          7,943  CEDAR SPRINGS CAPITAL COMPANY++                                      5.17       08/14/2006              7,894
         15,131  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       07/17/2006             15,100
         24,125  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006             23,950
          1,410  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.08       07/21/2006              1,406
         42,714  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007             42,714
         19,355  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.32       07/28/2006             19,284
         18,020  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/14/2006             17,991
         31,548  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.37       07/20/2006             31,470
         16,752  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.37       07/26/2006             16,695
         16,685  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.13       11/15/2006             16,682
         33,370  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31       06/25/2007             33,370
          1,686  DEER VALLEY FUNDING LLC++                                            5.30       07/17/2006              1,682
         58,569  DEER VALLEY FUNDING LLC                                              5.37       08/07/2006             58,267
          9,661  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006              9,627
         16,288  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $16,295)          5.30       07/03/2006             16,288
            667  DORADA FINANCE                                                       5.24       07/31/2006                665
         33,370  EUREKA SECURITIZATION INCORPORATED++                                 5.28       08/10/2006             33,183
         16,685  FCAR OWNER TRUST SERIES II                                           5.32       08/08/2006             16,597
        133,481  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $133,541)          5.36       07/03/2006            133,481
         23,392  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       08/14/2006             23,248
          2,383  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.42       08/21/2006              2,366
          1,468  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.58       10/27/2006              1,443
         14,981  FOX TROT CDO LIMITED                                                 5.35       07/31/2006             14,919
         20,608  GEORGE STREET FINANCE LLC                                            5.32       07/25/2006             20,542
          2,002  GRAMPIAN FUNDING LLC++                                               5.30       10/02/2006              1,975
          1,335  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42       05/15/2007              1,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         2,336  HBOS TREASURY SERVICES PLC+/-++                                      5.12%      01/12/2007   $          2,338
          9,360  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006              9,360
          3,087  K2 USA LLC SERIES MTN+/-++                                           5.19       07/24/2006              3,087
         10,011  KAUPTHING BANK SERIES MTN+/-++                                       5.33       03/20/2007             10,000
          1,323  KLIO III FUNDING CORPORATION++                                       5.29       09/01/2006              1,311
         26,696  LEGACY CAPITAL LLC SERIES A++                                        5.31       07/19/2006             26,633
         49,054  LEXINGTON PARKER CAPITAL CORPORATION                                 5.33       08/14/2006             48,751
          1,335  LINKS FINANCE LLC SERIES MTN1+/-++                                   5.13       09/12/2006              1,335
         10,011  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006             10,011
         15,350  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006             15,350
          3,704  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006              3,704
          4,004  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.15       02/20/2007              4,005
          6,674  MBIA GLOBAL FUNDING LLC+/-++                                         5.27       02/20/2007              6,674
         33,537  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28       10/27/2006             33,548
          2,937  MORGAN STANLEY+/-                                                    5.22       11/09/2006              2,937
          3,984  MORGAN STANLEY+/-                                                    5.35       11/24/2006              3,986
         20,022  MORGAN STANLEY+/-                                                    5.38       10/10/2006             20,022
          3,087  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010              3,087
         33,370  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006             33,233
            667  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006                667
          3,671  NATIONWIDE BUILDING SOCIETY+/-++                                     5.42       12/11/2006              3,672
          1,001  NORDEA NORTH AMERICA INCORPORATED                                    5.41       08/18/2006                994
         33,370  NORTHERN ROCK PLC+/-++                                               5.13       02/05/2007             33,372
         19,209  OLD LINE FUNDING LLC++                                               5.17       07/05/2006             19,204
          3,549  PERRY GLOBAL FUNDING LLC SERIES A                                    5.24       08/09/2006              3,529
          2,700  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006              2,700
         12,579  REGENCY MARKETS # 1 LLC++                                            5.01       07/20/2006             12,547
          7,274  REGENCY MARKETS # 1 LLC++                                            5.30       08/15/2006              7,228
         13,348  SLM CORPORATION+/-++                                                 5.17       05/04/2007             13,348
          3,337  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.01       07/18/2006              3,330
          7,717  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006              7,719
          3,858  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007              3,858
         16,685  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++               5.21       06/15/2007             16,682
         16,685  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007             16,685
         25,361  US BANK NA SERIES BKNT+/-                                            5.13       07/28/2006             25,355
         14,750  VERSAILLES CDS LLC++                                                 5.17       07/06/2006             14,743
          3,337  VERSAILLES CDS LLC++                                                 5.31       07/17/2006              3,330
          5,638  WHISTLEJACKET CAPITAL LIMITED                                        5.33       07/07/2006              5,634
         16,685  WHITE PINE FINANCE+/-++                                              5.15       07/17/2006             16,685

                                                                                                                     1,683,760
                                                                                                              ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,749,436)                                                            2,749,436
                                                                                                              ----------------
SHARES

SHORT-TERM INVESTMENTS - 3.27%
        928,973  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          928,973
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $928,973)                                                                           928,973
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,119,941)*                                     108.64%                                               $     30,823,756

OTHER ASSETS AND LIABILITIES, NET                        (8.64)                                                     (2,452,149)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                        100.00%                                               $     28,371,607
                                                       -------                                                -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $928,973.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCKS - 96.71%

AUSTRALIA - 2.93%
         230,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          $     1,358,762
         264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                        1,596,897
          44,000  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                        1,452,051
         192,000  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      477,963
          38,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                         998,069
         222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)<<                                                     674,144
          94,189  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          1,672,110
         320,702  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                  4,339,703
         345,600  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                            760,176
          53,194  RIO TINTO LIMITED (METAL MINING)<<                                                              3,075,323
         158,200  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                           1,422,461
         584,000  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                  1,597,015
         143,000  WESTFIELD GROUP (PROPERTIES)                                                                    1,841,548
          16,223  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                 530,435

                                                                                                                 21,796,657
                                                                                                            ---------------

AUSTRIA - 0.47%
          11,800  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)+<<                                                                    1,793,024
          29,357  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                              1,727,258

                                                                                                                  3,520,282
                                                                                                            ---------------

BELGIUM - 1.50%
          10,400  DEXIA SA (DEPOSITORY INSTITUTIONS)+                                                               250,080
         160,300  FORTIS (DEPOSITORY INSTITUTIONS)<<                                                              5,457,946
         138,277  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                             4,716,943
          16,032  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                786,395

                                                                                                                 11,211,364
                                                                                                            ---------------

BRAZIL - 0.08%
         230,790  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                        567,743
                                                                                                            ---------------

CANADA - 0.69%
          98,100  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                       5,165,563
                                                                                                            ---------------

CHINA - 0.19%
       1,926,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                1,425,969
                                                                                                            ---------------

DENMARK - 0.71%
          11,750  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                           859,311
          96,200  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                       3,662,028
          33,700  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                     768,556

                                                                                                                  5,289,895
                                                                                                            ---------------

FINLAND - 0.87%
          22,400  ELCOTEQ NETWORK (COMMUNICATIONS)                                                                  451,249
         129,500  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                3,312,741
          64,300  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                        1,056,822
          55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                      1,688,804

                                                                                                                  6,509,616
                                                                                                            ---------------

FRANCE - 10.25%
         256,500  ALCATEL SA (COMMUNICATIONS)                                                                     3,254,518
          38,658  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                           3,532,883
           3,350  ARKEMA (OIL & GAS EXTRACTION)+                                                                    130,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
FRANCE (continued)
          10,500  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)<<                                     $     1,238,920
         186,138  AXA SA (INSURANCE CARRIERS)                                                                     6,109,115
          51,000  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                                                      4,882,583
          49,300  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                          2,534,899
          48,978  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          2,795,861
         105,955  CARREFOUR SA (FOOD STORES)                                                                      6,212,319
          10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                              950,974
          38,000  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              2,716,959
           9,500  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                  PLASTICS PRODUCTS)                                                                                571,096
          14,501  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)<<                                       764,158
          17,200  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             2,159,267
          36,405  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                         3,613,353
          61,404  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       1,928,128
          16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                                   1,051,616
          14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                            648,926
          14,500  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                           1,557,884
          50,408  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                         1,097,354
          44,501  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)<<                                               4,342,922
          20,900  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                    3,074,198
          67,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        2,785,132
          74,120  TECHNIP SA (OIL & GAS EXTRACTION)                                                               4,104,979
         134,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                 8,818,158
          26,899  VALEO SA (TRANSPORTATION EQUIPMENT)                                                               957,840
         129,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                           4,534,950

                                                                                                                 76,369,722
                                                                                                            ---------------

GERMANY - 8.13%
          55,143  ALLIANZ AG (INSURANCE CARRIERS)                                                                 8,711,949
          29,900  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                              1,665,892
          62,876  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                           5,048,866
          22,200  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                    1,109,106
          88,742  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                        3,228,096
          27,800  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                   1,373,590
          56,999  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                   1,049,826
          84,977  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                      2,278,140
          67,720  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                     7,797,289
          16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                     1,896,857
          18,504  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         841,381
           9,175  IVG IMMOBILIEN AG (REAL ESTATE)                                                                   277,188
          30,100  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 2,179,837
          43,900  METRO AG (FOOD STORES)                                                                          2,488,582
          13,300  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                               1,816,985
           1,363  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                           34,048
          80,090  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                      6,663,667
          22,642  SAP AG (BUSINESS SERVICES)<<                                                                    4,778,443
          32,905  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                  2,863,189
          95,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                      3,280,209
          61,600  TUI AG (TRANSPORTATION BY AIR)<<                                                                1,220,449

                                                                                                                 60,603,589
                                                                                                            ---------------

GREECE - 0.39%
         100,729  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                         2,509,744
          17,700  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                   419,278

                                                                                                                  2,929,022
                                                                                                            ---------------

HONG KONG - 3.50%
         218,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                      2,362,090
         395,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                    1,204,684
       1,414,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                               8,088,995

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
HONG KONG (continued)
       2,099,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                          $     1,202,703
         421,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                    1,241,376
          80,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                       653,078
       2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                1,051,514
         563,700  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                       1,360,928
         201,400  NWS HOLDINGS LIMITED (BUSINESS SERVICES)<<                                                        350,090
         275,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                    997,572
         709,900  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                      703,840
         497,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                   5,068,359
         286,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                 1,767,637

                                                                                                                 26,052,866
                                                                                                            ---------------

IRELAND - 0.26%
          82,800  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 1,969,840
                                                                                                            ---------------

ITALY - 4.52%
          61,200  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                            1,583,562
          97,000  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                  & SIMILAR MATERIALS)+                                                                           1,449,113
           4,305  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                           48,841
           4,154  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)<<                                                          34,084
         406,630  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                            11,977,909
         160,700  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                          2,139,707
         195,200  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)<<                                                 1,108,538
          38,120  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                          746,476
         227,815  SAIPEM SPA (OIL & GAS EXTRACTION)                                                               5,183,772
         434,083  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                         1,121,532
         266,283  TELECOM ITALIA SPA (COMMUNICATIONS)                                                               741,633
         964,637  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                               7,550,975

                                                                                                                 33,686,142
                                                                                                            ---------------

JAPAN - 22.84%
           9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         488,378
         272,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     5,970,133
          43,000  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          2,295,788
          34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                        472,060
          58,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            732,244
         127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                               1,787,584
         183,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           1,194,521
          89,800  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        1,730,243
          34,050  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                             1,669,176
         137,700  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                             2,809,590
         225,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                1,012,539
         161,700  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                            7,658,284
         117,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                             1,870,937
         342,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                               1,422,510
          51,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  893,044
          73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                              1,731,868
          79,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                            461,132
          61,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                          1,960,276
             748  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                   2,725,585
           3,575  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                    2,480,383
          80,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  727,018
          97,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                  2,174,345
          89,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   2,329,212
          16,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      4,136,351
          16,000  KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              172,946
         102,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                               778,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
JAPAN (continued)
         325,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                  $     1,734,481
             360  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                               6,700,454
         227,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                          1,418,254
          98,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                 2,080,916
             259  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                           3,621,111
         216,200  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                        3,052,946
          89,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                    1,932,585
         282,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                  3,541,017
             757  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                   6,409,761
          50,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          3,246,243
          40,800  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                            619,986
         247,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                           3,159,804
         729,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                   5,325,446
             800  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                       3,921,706
         145,200  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                   1,585,984
         125,800  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                       2,357,926
         144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                          1,194,128
             315  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      1,362,504
           3,452  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                        5,067,599
         326,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                             1,854,474
         113,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                             2,898,698
          19,600  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                         4,786,963
          19,400  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    1,123,925
         133,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                 1,005,287
          66,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      1,294,740
          43,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                             1,132,471
          36,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               874,659
           7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                        391,594
          68,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      3,214,610
         139,800  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                              5,179,588
         246,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          3,377,018
         145,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                      2,290,807
         457,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  2,895,185
          60,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                    708,819
          10,500  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        1,485,451
         154,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                               1,445,264
             179  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                          1,892,607
         630,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                              6,881,335
         892,800  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             3,261,014
          12,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                         715,135
         155,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,907,025
         250,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                              1,090,091
          54,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                   1,510,416
          96,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      1,085,495
         209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                             1,035,503
          91,800  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                             4,804,981

                                                                                                                170,160,255
                                                                                                            ---------------

LUXEMBOURG - 0.53%
          13,336  RTI GROUP (COMMUNICATIONS)                                                                      1,184,638
         181,300  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+            2,759,590

                                                                                                                  3,944,228
                                                                                                            ---------------

MEXICO - 0.90%
         211,000  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                          4,074,410
         928,000  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                         2,593,859

                                                                                                                  6,668,269
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
NETHERLANDS - 3.84%
          57,751  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                            $     1,580,003
         206,900  AEGON NV (INSURANCE CARRIERS)                                                                   3,538,177
          68,316  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                     3,683,924
         355,775  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                              7,208,058
          27,900  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT
                  MANUFACTURING & RELATED)+                                                                         564,138
         227,396  ING GROEP NV (FINANCIAL SERVICES)                                                               8,937,850
         132,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    3,123,101

                                                                                                                 28,635,251
                                                                                                            ---------------

NORWAY - 0.85%
          67,000  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                          1,775,932
           3,094  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                               143,395
           9,000  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                              128,677
         151,700  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                     1,998,329
          79,600  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           2,256,968

                                                                                                                  6,303,301
                                                                                                            ---------------

PORTUGAL - 0.34%
         519,909  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                          1,476,277
         262,200  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          1,029,577

                                                                                                                  2,505,854
                                                                                                            ---------------

RUSSIA - 1.39%
           6,103  AFK SISTEMA GDR (BUSINESS SERVICES)                                                               122,670
          81,800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                               6,838,480
          39,800  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                         1,171,712
          16,358  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                           719,752
          21,233  UNIFIED ENERGY SYSTEM REG S GDR (ELECTRIC, GAS & SANITARY SERVICES)                             1,467,201

                                                                                                                 10,319,815
                                                                                                            ---------------

SINGAPORE - 1.33%
         357,600  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                  3,321,048
         433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                 566,395
         398,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                               455,116
         375,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                            3,008,813
         256,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          2,523,044

                                                                                                                  9,874,416
                                                                                                            ---------------

SOUTH KOREA - 1.64%
          52,869  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                    2,485,331
          64,900  KOOKMIN BANK (FINANCIAL SERVICES)                                                               5,335,652
             858  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     418,713
          85,140  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                    3,993,391

                                                                                                                 12,233,087
                                                                                                            ---------------

SPAIN - 2.18%
         196,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                    4,031,158
         105,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                    1,538,091
         100,810  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                 3,505,908
          69,399  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                    1,362,540
          51,247  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                      2,161,756
          26,622  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          427,338
         104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                            2,978,346

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
SPAIN (continued)
          14,143  TELEFONICA SA (COMMUNICATIONS)                                                            $       235,527

                                                                                                                 16,240,664
                                                                                                            ---------------

SWEDEN - 0.99%
          40,900  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                    591,045
          40,900  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                           493,011
         299,900  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                             3,583,756
          77,600  SECURITAS AB (BUSINESS SERVICES)                                                                1,488,005
          25,300  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                    1,244,478

                                                                                                                  7,400,295
                                                                                                            ---------------

SWITZERLAND - 8.22%
          44,476  ADECCO SA (BUSINESS SERVICES)<<                                                                 2,630,252
          16,900  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                         942,076
          74,700  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        4,179,363
           3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                    1,331,234
          16,381  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                             5,145,233
         140,827  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                       7,625,657
           3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,383,993
          67,663  ROCHE HOLDING AG (HEALTH SERVICES)                                                             11,185,385
          16,895  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             1,285,211
             319  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                       53,882
          59,192  SWISS REINSURANCE (INSURANCE CARRIERS)<<                                                        4,137,218
           2,500  SWISSCOM AG (COMMUNICATIONS)                                                                      823,075
         132,093  UBS AG (FINANCIAL SERVICES)                                                                    14,478,313
           2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                    628,604
           6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                        1,357,163
          18,600  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                               4,077,379

                                                                                                                 61,264,038
                                                                                                            ---------------

TAIWAN - 0.05%
          39,346  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                361,193
                                                                                                            ---------------

THAILAND - 0.42%
         664,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED)
                  (COMMUNICATIONS)                                                                                1,567,681
         592,200  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                   1,584,585

                                                                                                                  3,152,266
                                                                                                            ---------------

UNITED KINGDOM - 16.69%
         161,500  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                             1,331,971
         117,400  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                              2,531,361
          89,386  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                   5,395,194
         335,934  AVIVA PLC (INSURANCE CARRIERS)                                                                  4,755,395
         273,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                         1,866,630
         787,144  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                          8,944,653
          93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)       1,640,860
          80,824  BOOTS GROUP PLC (HEALTH SERVICES)                                                               1,150,102
         193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     1,664,702
         298,800  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                1,455,957
         266,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                   2,820,996
         569,600  BT GROUP PLC (COMMUNICATIONS)                                                                   2,520,051
         213,962  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                 2,063,376
          53,011  CARNIVAL PLC (WATER TRANSPORTATION)                                                             2,159,573
         374,500  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                          1,038,796
         677,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                              2,392,930
         198,600  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             3,127,169
         234,446  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                 1,316,881

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                  VALUE
UNITED KINGDOM (continued)
          99,700  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                  $       864,680
          93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                782,065
         283,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                              1,428,685
         272,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                               7,622,479
         104,300  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             1,266,212
         202,200  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                              3,514,766
         414,051  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                     7,285,344
          67,600  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (DEPOSITORY INSTITUTIONS)                              1,184,652
         217,000  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                  1,456,645
         950,794  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              4,193,361
       1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                  2,383,476
         432,300  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                  4,248,894
         212,040  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)+                                                                                     2,293,829
         348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                      512,633
         347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED PRODUCTS)                                          1,575,982
         561,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                             1,694,477
         433,024  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                      3,315,123
      23,296,691  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                 44,158
         921,700  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                       2,292,447
         204,371  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                            6,878,252
         138,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                            4,825,674
         168,400  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                              1,587,401
          44,811  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                  345,133
         148,000  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       2,438,523
         113,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,265,261
         174,100  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             1,075,307
       2,996,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                             6,385,136
         778,451  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                     2,799,873
          53,100  WPP GROUP PLC (BUSINESS SERVICES)                                                                 642,678

                                                                                                                124,379,743
                                                                                                            ---------------

USA - 0.01%
           2,200  TIM HORTONS INCORPORATED (EATING & DRINKING PLACES)+                                               56,650
                                                                                                            ---------------

TOTAL COMMON STOCKS (COST $595,069,892)                                                                         720,597,595
                                                                                                            ---------------

RIGHTS - 0.00%
          14,600  RALLYE SA RIGHTS(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                    0
                                                                                                            ---------------

COLLATERAL FOR SECURITIES LENDING - 5.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.88%
      43,821,915  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                               43,821,915
                                                                                                            ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,821,915)                                                       43,821,915
                                                                                                            ---------------

SHORT-TERM INVESTMENTS - 1.78%
      13,236,505  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    13,236,505
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,236,505)                                                                  13,236,505
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS        JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $652,128,312)*                                     104.37%                                            $   777,656,015

OTHER ASSETS AND LIABILITIES, NET                         (4.37)                                                (32,551,314)
                                                        -------                                             ---------------

TOTAL NET ASSETS                                         100.00%                                            $   745,104,701
                                                        -------                                             ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,236,505.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

INTERNATIONAL STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 57.89%

AMUSEMENT & RECREATION SERVICES - 0.13%
         10,152  HARRAH'S ENTERTAINMENT INCORPORATED                                                          $       722,619
         18,634  INTERNATIONAL GAME TECHNOLOGY                                                                        706,974

                                                                                                                    1,429,593
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.23%
         30,225  GAP INCORPORATED                                                                                     525,915
         18,708  KOHL'S CORPORATION+                                                                                1,106,017
         18,851  LIMITED BRANDS                                                                                       482,397
         11,834  NORDSTROM INCORPORATED                                                                               431,941

                                                                                                                    2,546,270
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
          6,185  JONES APPAREL GROUP INCORPORATED                                                                     196,621
          5,743  LIZ CLAIBORNE INCORPORATED                                                                           212,836
          4,825  VF CORPORATION                                                                                       327,714

                                                                                                                      737,171
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
          8,150  AUTONATION INCORPORATED+<<                                                                           174,736
          2,939  AUTOZONE INCORPORATED+                                                                               259,220

                                                                                                                      433,956
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
          3,352  RYDER SYSTEM INCORPORATED                                                                            195,857
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.14%
          6,669  CENTEX CORPORATION                                                                                   335,451
         14,948  D.R. HORTON INCORPORATED                                                                             356,061
          4,141  KB HOME<<                                                                                            189,865
          7,662  LENNAR CORPORATION CLASS A                                                                           339,963
         11,703  PULTE HOMES INCORPORATED                                                                             336,929

                                                                                                                    1,558,269
                                                                                                              ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.64%
        113,587  HOME DEPOT INCORPORATED                                                                            4,065,279
         42,633  LOWE'S COMPANIES INCORPORATED                                                                      2,586,544
          6,122  SHERWIN-WILLIAMS COMPANY                                                                             290,672

                                                                                                                    6,942,495
                                                                                                              ---------------

BUSINESS SERVICES - 3.58%
         32,901  ADOBE SYSTEMS INCORPORATED+                                                                          998,874
          6,515  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                   336,239
         12,732  AUTODESK INCORPORATED+<<                                                                             438,745
         31,673  AUTOMATIC DATA PROCESSING INCORPORATED                                                             1,436,371
         11,695  BMC SOFTWARE INCORPORATED+                                                                           279,511
         25,073  CA INCORPORATED<<                                                                                    515,250
         54,966  CENDANT CORPORATION                                                                                  895,396
         10,009  CITRIX SYSTEMS INCORPORATED+                                                                         401,761
         10,321  COMPUTER SCIENCES CORPORATION+                                                                       499,949
         20,737  COMPUWARE CORPORATION+                                                                               138,938
          7,700  CONVERGYS CORPORATION+                                                                               150,150
         63,542  EBAY INCORPORATED+                                                                                 1,861,145
         16,824  ELECTRONIC ARTS INCORPORATED+                                                                        724,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
BUSINESS SERVICES (continued)
         28,489  ELECTRONIC DATA SYSTEMS CORPORATION                                                          $       685,445
          7,065  EQUIFAX INCORPORATED                                                                                 242,612
         42,070  FIRST DATA CORPORATION                                                                             1,894,833
          9,654  FISERV INCORPORATED+                                                                                 437,905
         11,325  GOOGLE INCORPORATED CLASS A+                                                                       4,748,912
         10,974  IMS HEALTH INCORPORATED                                                                              294,652
         23,972  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                       200,166
          9,388  INTUIT INCORPORATED+                                                                                 566,941
         31,089  JUNIPER NETWORKS INCORPORATED+                                                                       497,113
        482,108  MICROSOFT CORPORATION                                                                             11,233,116
          7,054  MONSTER WORLDWIDE INCORPORATED+                                                                      300,924
         10,001  NCR CORPORATION+                                                                                     366,437
         18,629  NOVELL INCORPORATED+<<                                                                               123,510
          9,375  OMNICOM GROUP INCORPORATED                                                                           835,219
        214,005  ORACLE CORPORATION+<<                                                                              3,100,933
          6,121  PARAMETRIC TECHNOLOGY CORPORATION+                                                                    77,801
          9,440  ROBERT HALF INTERNATIONAL INCORPORATED                                                               396,480
        192,211  SUN MICROSYSTEMS INCORPORATED+                                                                       797,676
         56,882  SYMANTEC CORPORATION+                                                                                883,946
         18,849  UNISYS CORPORATION+                                                                                  118,372
         13,471  VERISIGN INCORPORATED+                                                                               312,123
         68,902  YAHOO! INCORPORATED+<<                                                                             2,273,766

                                                                                                                   39,065,316
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 5.61%
         83,870  ABBOTT LABORATORIES                                                                                3,657,571
         12,319  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                787,430
          4,179  ALBERTO-CULVER COMPANY CLASS B                                                                       203,601
         64,801  AMGEN INCORPORATED+                                                                                4,226,969
          6,032  AVERY DENNISON CORPORATION                                                                           350,218
         24,744  AVON PRODUCTS INCORPORATED                                                                           767,064
          5,834  BARR PHARMACEUTICALS INCORPORATED+                                                                   278,223
         18,896  BIOGEN IDEC INCORPORATED+                                                                            875,452
        108,055  BRISTOL-MYERS SQUIBB COMPANY                                                                       2,794,302
          8,290  CLOROX COMPANY<<                                                                                     505,441
         28,282  COLGATE-PALMOLIVE COMPANY                                                                          1,694,092
         52,849  DOW CHEMICAL COMPANY                                                                               2,062,696
         50,627  E.I. DU PONT DE NEMOURS & COMPANY                                                                  2,106,083
          4,492  EASTMAN CHEMICAL COMPANY                                                                             242,568
         10,007  ECOLAB INCORPORATED                                                                                  406,084
         62,104  ELI LILLY & COMPANY<<                                                                              3,432,488
          6,529  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                          252,476
         17,908  FOREST LABORATORIES INCORPORATED+<<                                                                  692,861
         14,306  GENZYME CORPORATION+                                                                                 873,381
         25,004  GILEAD SCIENCES INCORPORATED+                                                                      1,479,237
          8,584  HOSPIRA INCORPORATED+                                                                                368,597
          4,342  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      153,012
         13,310  KING PHARMACEUTICALS INCORPORATED+<<                                                                 226,270
         13,669  MEDIMMUNE INCORPORATED+                                                                              370,430
        119,936  MERCK & COMPANY INCORPORATED                                                                       4,369,269
         14,868  MONSANTO COMPANY                                                                                   1,251,737
         11,552  MYLAN LABORATORIES INCORPORATED                                                                      231,040
        402,665  PFIZER INCORPORATED                                                                                9,450,548
          9,102  PPG INDUSTRIES INCORPORATED                                                                          600,732
         17,756  PRAXAIR INCORPORATED                                                                                 958,824
        180,328  PROCTER & GAMBLE COMPANY                                                                          10,026,237
          7,986  ROHM & HAAS COMPANY                                                                                  400,258
         81,388  SCHERING-PLOUGH CORPORATION                                                                        1,548,814
          3,678  SIGMA-ALDRICH CORPORATION                                                                            267,170
              1  TRONOX INCORPORATED CLASS B                                                                                1

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         73,964  WYETH                                                                                        $     3,284,741

                                                                                                                   61,195,917
                                                                                                              ---------------

COAL MINING - 0.04%
         10,067  CONSOL ENERGY INCORPORATED                                                                           470,330
                                                                                                              ---------------

COMMUNICATIONS - 2.40%
         21,382  ALLTEL CORPORATION                                                                                 1,364,813
        213,655  AT&T INCORPORATED<<                                                                                5,958,838
         22,587  AVAYA INCORPORATED+                                                                                  257,944
         99,399  BELLSOUTH CORPORATION                                                                              3,598,244
          6,383  CENTURYTEL INCORPORATED                                                                              237,128
         27,655  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                            855,922
        116,108  COMCAST CORPORATION CLASS A+<<                                                                     3,801,376
          8,192  EMBARQ CORPORATION+                                                                                  335,790
         86,022  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                   695,918
        163,707  SPRINT NEXTEL CORPORATION                                                                          3,272,503
         12,256  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                       410,576
        160,311  VERIZON COMMUNICATIONS INCORPORATED                                                                5,368,815

                                                                                                                   26,157,867
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 6.21%
         19,017  AMSOUTH BANCORPORATION                                                                               503,000
        250,780  BANK OF AMERICA CORPORATION<<                                                                     12,062,518
         42,411  BANK OF NEW YORK COMPANY INCORPORATED                                                              1,365,634
         30,225  BB&T CORPORATION<<                                                                                 1,257,058
        273,186  CITIGROUP INCORPORATED                                                                            13,178,493
          8,925  COMERICA INCORPORATED                                                                                464,011
         10,121  COMMERCE BANCORP INCORPORATED                                                                        361,016
          7,096  COMPASS BANCSHARES INCORPORATED                                                                      394,538
         30,581  FIFTH THIRD BANCORP                                                                                1,129,968
          6,771  FIRST HORIZON NATIONAL CORPORATION<<                                                                 272,194
         14,075  GOLDEN WEST FINANCIAL CORPORATION                                                                  1,044,365
         13,478  HUNTINGTON BANCSHARES INCORPORATED                                                                   317,811
        190,938  JP MORGAN CHASE & COMPANY                                                                          8,019,396
         22,211  KEYCORP                                                                                              792,488
          4,337  M&T BANK CORPORATION                                                                                 511,419
         12,380  MARSHALL & ILSLEY CORPORATION                                                                        566,261
         22,726  MELLON FINANCIAL CORPORATION                                                                         782,456
         29,810  NATIONAL CITY CORPORATION                                                                          1,078,824
         25,563  NORTH FORK BANCORPORATION INCORPORATED                                                               771,236
         10,185  NORTHERN TRUST CORPORATION                                                                           563,230
         16,265  PNC FINANCIAL SERVICES GROUP                                                                       1,141,315
         25,065  REGIONS FINANCIAL CORPORATION                                                                        830,153
         20,681  SOVEREIGN BANCORP INCORPORATED                                                                       420,023
         18,263  STATE STREET CORPORATION                                                                           1,060,898
         19,982  SUNTRUST BANKS INCORPORATED                                                                        1,523,827
         17,735  SYNOVUS FINANCIAL CORPORATION                                                                        474,943
         97,810  U.S. BANCORP                                                                                       3,020,373
         88,392  WACHOVIA CORPORATION<<                                                                             4,780,239
         52,796  WASHINGTON MUTUAL INCORPORATED                                                                     2,406,442
         92,322  WELLS FARGO & COMPANY@                                                                             6,192,960
          5,831  ZIONS BANCORPORATION                                                                                 454,468

                                                                                                                   67,741,557
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.34%
          7,085  DARDEN RESTAURANTS INCORPORATED                                                                      279,149
         68,476  MCDONALD'S CORPORATION                                                                             2,300,794
          6,408  WENDY'S INTERNATIONAL INCORPORATED                                                                   373,522

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
EATING & DRINKING PLACES (continued)
         14,944  YUM! BRANDS INCORPORATED                                                                     $       751,235

                                                                                                                    3,704,700
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.04%
          7,690  APOLLO GROUP INCORPORATED CLASS A+                                                                   397,342
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.27%
         36,177  AES CORPORATION+<<                                                                                   667,466
          8,976  ALLEGHENY ENERGY INCORPORATED+                                                                       332,740
         13,291  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                              150,986
         11,284  AMEREN CORPORATION                                                                                   569,842
         21,646  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         741,375
         17,111  CENTERPOINT ENERGY INCORPORATED                                                                      213,887
         17,857  CITIZENS COMMUNICATIONS COMPANY                                                                      233,034
         12,152  CMS ENERGY CORPORATION+                                                                              157,247
         13,506  CONSOLIDATED EDISON INCORPORATED<<                                                                   600,207
          9,833  CONSTELLATION ENERGY GROUP INCORPORATED                                                              536,095
         19,098  DOMINION RESOURCES INCORPORATED                                                                    1,428,339
          9,769  DTE ENERGY COMPANY                                                                                   397,989
         67,866  DUKE ENERGY CORPORATION<<                                                                          1,993,224
         20,282  DYNEGY INCORPORATED CLASS A+                                                                         110,942
         17,904  EDISON INTERNATIONAL                                                                                 698,256
         38,232  EL PASO CORPORATION                                                                                  573,480
         11,427  ENTERGY CORPORATION                                                                                  808,460
         36,736  EXELON CORPORATION                                                                                 2,087,707
         18,125  FIRSTENERGY CORPORATION<<                                                                            982,556
         22,215  FPL GROUP INCORPORATED                                                                               919,257
          9,614  KEYSPAN CORPORATION                                                                                  388,406
          5,727  KINDER MORGAN INCORPORATED                                                                           572,070
          2,438  NICOR INCORPORATED                                                                                   101,177
         14,983  NISOURCE INCORPORATED                                                                                327,229
          2,110  PEOPLES ENERGY CORPORATION<<                                                                          75,770
         19,078  PG&E CORPORATION                                                                                     749,384
          5,451  PINNACLE WEST CAPITAL CORPORATION<<                                                                  217,549
         20,909  PPL CORPORATION                                                                                      675,361
         13,901  PROGRESS ENERGY INCORPORATED                                                                         595,936
         13,819  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         913,712
         14,237  SEMPRA ENERGY                                                                                        647,499
         11,472  TECO ENERGY INCORPORATED                                                                             171,392
         40,778  THE SOUTHERN COMPANY                                                                               1,306,935
         25,411  TXU CORPORATION                                                                                    1,519,324
         29,956  WASTE MANAGEMENT INCORPORATED                                                                      1,074,821
         32,705  WILLIAMS COMPANIES INCORPORATED                                                                      763,989
         22,282  XCEL ENERGY INCORPORATED                                                                             427,369

                                                                                                                   24,731,012
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.03%
          6,442  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                               108,612
         26,603  ADVANCED MICRO DEVICES INCORPORATED+<<                                                               649,645
         19,744  ALTERA CORPORATION+                                                                                  346,507
          9,322  AMERICAN POWER CONVERSION CORPORATION<<                                                              181,686
         19,846  ANALOG DEVICES INCORPORATED                                                                          637,851
          8,772  ANDREW CORPORATION+                                                                                   77,720
         25,171  BROADCOM CORPORATION CLASS A+                                                                        756,389
         32,294  CIENA CORPORATION+<<                                                                                 155,334
        335,470  CISCO SYSTEMS INCORPORATED+                                                                        6,551,729
         11,100  COMVERSE TECHNOLOGY INCORPORATED+                                                                    219,447
          5,077  COOPER INDUSTRIES LIMITED CLASS A                                                                    471,755
         22,556  EMERSON ELECTRIC COMPANY                                                                           1,890,418
         22,298  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                        655,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        571,427  GENERAL ELECTRIC COMPANY                                                                     $    18,834,234
          3,676  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                         313,820
        319,664  INTEL CORPORATION                                                                                  6,057,633
          9,785  JABIL CIRCUIT INCORPORATED                                                                           250,496
         92,589  JDS UNIPHASE CORPORATION+                                                                            234,250
         10,940  KLA-TENCOR CORPORATION                                                                               454,776
          6,702  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                             505,465
         16,685  LINEAR TECHNOLOGY CORPORATION                                                                        558,781
         21,801  LSI LOGIC CORPORATION+                                                                               195,119
        246,186  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                  595,770
         17,623  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                               565,875
         39,848  MICRON TECHNOLOGY INCORPORATED+                                                                      600,111
          7,800  MOLEX INCORPORATED                                                                                   261,846
        135,732  MOTOROLA INCORPORATED                                                                              2,735,000
         18,552  NATIONAL SEMICONDUCTOR CORPORATION                                                                   442,465
         20,561  NETWORK APPLIANCE INCORPORATED+                                                                      725,803
          6,992  NOVELLUS SYSTEMS INCORPORATED+<<                                                                     172,702
         19,371  NVIDIA CORPORATION+                                                                                  412,409
         11,346  PMC-SIERRA INCORPORATED+<<                                                                           106,652
          8,860  QLOGIC CORPORATION+                                                                                  152,746
         92,111  QUALCOMM INCORPORATED                                                                              3,690,888
          9,401  ROCKWELL COLLINS INCORPORATED                                                                        525,234
         29,280  SANMINA-SCI CORPORATION+                                                                             134,688
         24,624  TELLABS INCORPORATED+                                                                                327,745
         85,619  TEXAS INSTRUMENTS INCORPORATED                                                                     2,593,400
          4,285  WHIRLPOOL CORPORATION                                                                                354,164
         18,876  XILINX INCORPORATED<<                                                                                427,541

                                                                                                                   54,932,267
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.22%
          4,811  FLUOR CORPORATION                                                                                    447,086
         13,423  MOODY'S CORPORATION                                                                                  731,016
         18,365  PAYCHEX INCORPORATED                                                                                 715,868
          8,929  QUEST DIAGNOSTICS INCORPORATED                                                                       535,026

                                                                                                                    2,428,996
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
          5,753  BALL CORPORATION                                                                                     213,091
          8,058  FORTUNE BRANDS INCORPORATED                                                                          572,199
         22,759  ILLINOIS TOOL WORKS INCORPORATED                                                                   1,081,052
          3,193  SNAP-ON INCORPORATED                                                                                 129,061

                                                                                                                    1,995,403
                                                                                                              ---------------

FINANCIAL SERVICES - 0.02%
         11,630  JANUS CAPITAL GROUP INCORPORATED                                                                     208,177
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.88%
         42,467  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              1,936,071
         35,963  ARCHER-DANIELS-MIDLAND COMPANY                                                                     1,484,553
         10,183  CAMPBELL SOUP COMPANY                                                                                377,891
         16,678  COCA-COLA ENTERPRISES INCORPORATED                                                                   339,731
         28,540  CONAGRA FOODS INCORPORATED                                                                           631,019
         10,929  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                           273,225
         19,559  GENERAL MILLS INCORPORATED                                                                         1,010,418
         18,410  H.J. HEINZ COMPANY                                                                                   758,860
          6,244  HERCULES INCORPORATED+                                                                                95,283
          9,759  HERSHEY FOODS CORPORATION                                                                            537,428
         13,400  KELLOGG COMPANY                                                                                      648,962
          7,280  MCCORMICK & COMPANY INCORPORATED                                                                     244,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)
          3,165  MOLSON COORS BREWING COMPANY                                                                 $       214,840
          7,369  PEPSI BOTTLING GROUP INCORPORATED                                                                    236,913
         90,810  PEPSICO INCORPORATED                                                                               5,452,232
         41,772  SARA LEE CORPORATION                                                                                 669,188
        112,628  THE COCA-COLA COMPANY                                                                              4,845,257
         13,844  TYSON FOODS INCORPORATED CLASS A                                                                     205,722
         12,199  WM. WRIGLEY JR. COMPANY                                                                              553,347

                                                                                                                   20,515,184
                                                                                                              ---------------

FOOD STORES - 0.33%
         39,757  KROGER COMPANY                                                                                       869,088
         24,734  SAFEWAY INCORPORATED                                                                                 643,084
         42,176  STARBUCKS CORPORATION+                                                                             1,592,566
          7,698  WHOLE FOODS MARKET INCORPORATED                                                                      497,599

                                                                                                                    3,602,337
                                                                                                              ---------------

FORESTRY - 0.08%
         13,530  WEYERHAEUSER COMPANY                                                                                 842,243
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.12%
         10,018  LEGGETT & PLATT INCORPORATED<<                                                                       250,250
         21,827  MASCO CORPORATION                                                                                    646,952
         15,211  NEWELL RUBBERMAID INCORPORATED                                                                       392,900

                                                                                                                    1,290,102
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.18%
          6,265  BIG LOTS INCORPORATED+<<                                                                             107,006
         17,132  DOLLAR GENERAL CORPORATION                                                                           239,505
          8,535  FAMILY DOLLAR STORES INCORPORATED                                                                    208,510
         30,401  FEDERATED DEPARTMENT STORES INCORPORATED                                                           1,112,677
         12,905  J.C. PENNEY COMPANY INCORPORATED                                                                     871,217
          5,329  SEARS HOLDINGS CORPORATION+                                                                          825,142
         47,447  TARGET CORPORATION                                                                                 2,318,735
         25,115  TJX COMPANIES INCORPORATED                                                                           574,129
        137,402  WAL-MART STORES INCORPORATED                                                                       6,618,654

                                                                                                                   12,875,575
                                                                                                              ---------------

HEALTH SERVICES - 0.31%
         24,312  CAREMARK RX INCORPORATED                                                                           1,212,439
         22,424  HCA INCORPORATED<<                                                                                   967,596
         13,231  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                    260,783
          6,852  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                          426,400
          4,341  MANOR CARE INCORPORATED                                                                              203,680
         25,864  TENET HEALTHCARE CORPORATION+                                                                        180,531
          5,605  WATSON PHARMACEUTICALS INCORPORATED+                                                                 130,484

                                                                                                                    3,381,913
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.55%
          5,341  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                    232,067
         11,745  ARCHSTONE-SMITH TRUST<<                                                                              597,468
          5,018  BOSTON PROPERTIES INCORPORATED                                                                       453,627
         20,120  EQUITY OFFICE PROPERTIES TRUST                                                                       734,581
         16,004  EQUITY RESIDENTIAL<<                                                                                 715,859
         11,627  KIMCO REALTY CORPORATION                                                                             424,269
         10,130  PLUM CREEK TIMBER COMPANY                                                                            359,615
         13,462  PROLOGIS<<                                                                                           701,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
          4,547  PUBLIC STORAGE INCORPORATED<<                                                                $       345,117
         10,073  SIMON PROPERTY GROUP INCORPORATED<<                                                                  835,455
          6,535  VORNADO REALTY TRUST<<                                                                               637,489

                                                                                                                    6,037,187
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
         15,509  BED BATH & BEYOND INCORPORATED+                                                                      514,434
         22,123  BEST BUY COMPANY INCORPORATED                                                                      1,213,225
          8,274  CIRCUIT CITY STORES INCORPORATED                                                                     225,218
          7,436  RADIO SHACK CORPORATION<<                                                                            104,104

                                                                                                                    2,056,981
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
         18,176  HILTON HOTELS CORPORATION                                                                            514,017
         17,968  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                          684,940
         11,937  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                   720,279

                                                                                                                    1,919,236
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.20%
         41,431  3M COMPANY                                                                                         3,346,382
          9,722  AMERICAN STANDARD COMPANIES INCORPORATED                                                             420,671
         46,738  APPLE COMPUTER INCORPORATED+                                                                       2,669,675
         85,935  APPLIED MATERIALS INCORPORATED<<                                                                   1,399,022
         18,726  BAKER HUGHES INCORPORATED                                                                          1,532,723
          4,176  BLACK & DECKER CORPORATION                                                                           352,705
         36,798  CATERPILLAR INCORPORATED                                                                           2,740,715
          2,551  CUMMINS INCORPORATED                                                                                 311,860
         12,890  DEERE & COMPANY                                                                                    1,076,186
        124,833  DELL INCORPORATED+                                                                                 3,047,173
         11,204  DOVER CORPORATION                                                                                    553,814
          8,254  EATON CORPORATION                                                                                    622,352
        129,942  EMC CORPORATION+                                                                                   1,425,464
         14,521  GATEWAY INCORPORATED+                                                                                 27,590
        153,295  HEWLETT-PACKARD COMPANY                                                                            4,856,386
         18,080  INGERSOLL-RAND COMPANY CLASS A                                                                       773,462
         85,199  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        6,544,987
          5,787  LEXMARK INTERNATIONAL INCORPORATED+                                                                  323,088
          9,615  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                               608,822
          6,860  PALL CORPORATION                                                                                     192,080
          6,611  PARKER HANNIFIN CORPORATION                                                                          513,014
         12,198  PITNEY BOWES INCORPORATED                                                                            503,777
         10,734  SANDISK CORPORATION+<<                                                                               547,219
         50,251  SOLECTRON CORPORATION+                                                                               171,858
          3,884  STANLEY WORKS                                                                                        183,402
         13,945  SYMBOL TECHNOLOGIES INCORPORATED                                                                     150,467

                                                                                                                   34,894,894
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
         17,511  AON CORPORATION                                                                                      609,733
          9,047  HUMANA INCORPORATED+                                                                                 485,824
         30,192  MARSH & MCLENNAN COMPANIES INCORPORATED                                                              811,863
         16,454  UNUMPROVIDENT CORPORATION                                                                            298,311

                                                                                                                    2,205,731
                                                                                                              ---------------

INSURANCE CARRIERS - 3.30%
         17,870  ACE LIMITED                                                                                          904,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS (continued)
         31,158  AETNA INCORPORATED                                                                           $     1,244,139
         27,401  AFLAC INCORPORATED                                                                                 1,270,036
         34,915  ALLSTATE CORPORATION                                                                               1,910,898
          5,809  AMBAC FINANCIAL GROUP INCORPORATED                                                                   471,110
        142,739  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          8,428,738
         22,800  CHUBB CORPORATION<<                                                                                1,137,720
          6,581  CIGNA CORPORATION                                                                                    648,294
          9,522  CINCINNATI FINANCIAL CORPORATION                                                                     447,634
         20,047  GENWORTH FINANCIAL INCORPORATED                                                                      698,437
         16,656  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                   1,409,098
         15,778  LINCOLN NATIONAL CORPORATION                                                                         890,510
         22,312  LOEWS CORPORATION                                                                                    790,960
          7,403  MBIA INCORPORATED<<                                                                                  433,446
         41,689  METLIFE INCORPORATED<<                                                                             2,134,894
          4,804  MGIC INVESTMENT CORPORATION                                                                          312,260
         15,220  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                             846,993
         43,000  PROGRESSIVE CORPORATION                                                                            1,105,530
         27,037  PRUDENTIAL FINANCIAL INCORPORATED                                                                  2,100,775
          6,550  SAFECO CORPORATION                                                                                   369,093
         38,261  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                          1,705,675
          5,514  TORCHMARK CORPORATION                                                                                334,810
         74,022  UNITEDHEALTH GROUP INCORPORATED                                                                    3,314,705
         35,028  WELLPOINT INCORPORATED+                                                                            2,548,988
          9,907  XL CAPITAL LIMITED CLASS A                                                                           607,299

                                                                                                                   36,066,085
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.06%
         21,154  COACH INCORPORATED+                                                                                  632,505
                                                                                                              ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
          5,835  LOUISIANA-PACIFIC CORPORATION                                                                        127,787
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.54%
         23,400  AGILENT TECHNOLOGIES INCORPORATED+                                                                   738,504
          8,389  ALLERGAN INCORPORATED                                                                                899,804
         10,169  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                         328,967
          2,954  BAUSCH & LOMB INCORPORATED<<                                                                         144,864
         35,983  BAXTER INTERNATIONAL INCORPORATED                                                                  1,322,735
         13,590  BECTON DICKINSON & COMPANY                                                                           830,757
         13,522  BIOMET INCORPORATED                                                                                  423,103
         66,770  BOSTON SCIENTIFIC CORPORATION+                                                                     1,124,407
          5,690  C.R. BARD INCORPORATED                                                                               416,849
         12,965  DANAHER CORPORATION                                                                                  833,909
         15,784  EASTMAN KODAK COMPANY<<                                                                              375,343
          6,822  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                      498,347
         66,329  MEDTRONIC INCORPORATED                                                                             3,112,157
          2,921  MILLIPORE CORPORATION+                                                                               183,994
          6,958  PERKINELMER INCORPORATED                                                                             145,422
         24,518  RAYTHEON COMPANY                                                                                   1,092,767
          9,754  ROCKWELL AUTOMATION INCORPORATED<<                                                                   702,386
         19,835  ST. JUDE MEDICAL INCORPORATED+                                                                       643,051
         16,069  STRYKER CORPORATION                                                                                  676,666
          4,596  TEKTRONIX INCORPORATED                                                                               135,214
         10,892  TERADYNE INCORPORATED+                                                                               151,726
          8,995  THERMO ELECTRON CORPORATION+                                                                         325,979
          5,687  WATERS CORPORATION+                                                                                  252,503
         50,462  XEROX CORPORATION+<<                                                                                 701,926
         13,636  ZIMMER HOLDINGS INCORPORATED+                                                                        773,434

                                                                                                                   16,834,814
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MEDICAL MANAGEMENT SERVICES - 0.04%
          8,820  COVENTRY HEALTH CARE INCORPORATED+                                                           $       484,571
                                                                                                              ---------------

METAL MINING - 0.26%
         10,356  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  573,826
         24,668  NEWMONT MINING CORPORATION                                                                         1,305,677
         11,200  PHELPS DODGE CORPORATION                                                                             920,192

                                                                                                                    2,799,695
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          5,528  VULCAN MATERIALS COMPANY                                                                             431,184
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.25%
          9,460  HASBRO INCORPORATED                                                                                  171,321
        162,718  JOHNSON & JOHNSON                                                                                  9,750,062
         21,402  MATTEL INCORPORATED                                                                                  353,347
          7,728  TIFFANY & COMPANY                                                                                    255,179
        111,918  TYCO INTERNATIONAL LIMITED                                                                         3,077,745

                                                                                                                   13,607,654
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.76%
         16,992  AMAZON.COM INCORPORATED+<<                                                                           657,251
         25,895  COSTCO WHOLESALE CORPORATION<<                                                                     1,479,381
         44,974  CVS CORPORATION                                                                                    1,380,702
          3,396  DILLARDS INCORPORATED CLASS A                                                                        108,163
          8,079  EXPRESS SCRIPTS INCORPORATED+                                                                        579,587
         15,810  OFFICE DEPOT INCORPORATED+                                                                           600,780
         40,012  STAPLES INCORPORATED                                                                                 973,092
         55,510  WALGREEN COMPANY                                                                                   2,489,068

                                                                                                                    8,268,024
                                                                                                              ---------------

MOTION PICTURES - 0.93%
        129,993  NEWS CORPORATION CLASS A                                                                           2,493,266
        235,317  TIME WARNER INCORPORATED                                                                           4,070,984
        120,613  WALT DISNEY COMPANY<<                                                                              3,618,390

                                                                                                                   10,182,640
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.45%
         59,605  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         4,907,280
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.17%
         67,803  AMERICAN EXPRESS COMPANY                                                                           3,608,475
         16,653  CAPITAL ONE FINANCIAL CORPORATION                                                                  1,422,999
         10,954  CIT GROUP INCORPORATED                                                                               572,785
         33,390  COUNTRYWIDE FINANCIAL CORPORATION                                                                  1,271,491
         53,189  FANNIE MAE                                                                                         2,558,391
         37,972  FREDDIE MAC                                                                                        2,164,784
         22,578  SLM CORPORATION                                                                                    1,194,828

                                                                                                                   12,793,753
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.87%
         25,197  ANADARKO PETROLEUM CORPORATION                                                                     1,201,645
         18,153  APACHE CORPORATION                                                                                 1,238,942
         17,667  BJ SERVICES COMPANY                                                                                  658,273
         22,652  CHESAPEAKE ENERGY CORPORATION                                                                        685,223
         24,178  DEVON ENERGY CORPORATION                                                                           1,460,593
         13,330  EOG RESOURCES INCORPORATED                                                                           924,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (continued)
         28,366  HALLIBURTON COMPANY                                                                          $     2,105,041
         12,474  KERR-MCGEE CORPORATION                                                                               865,072
         17,057  NABORS INDUSTRIES LIMITED+<<                                                                         576,356
          7,570  NOBLE CORPORATION                                                                                    563,359
         23,534  OCCIDENTAL PETROLEUM CORPORATION                                                                   2,413,412
          6,057  ROWAN COMPANIES INCORPORATED                                                                         215,569
         64,837  SCHLUMBERGER LIMITED                                                                               4,221,537
         17,854  TRANSOCEAN INCORPORATED+                                                                           1,434,033
         19,160  WEATHERFORD INTERNATIONAL LIMITED+                                                                   950,719
         20,011  XTO ENERGY INCORPORATED                                                                              885,872

                                                                                                                   20,399,948
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.32%
          5,760  BEMIS COMPANY INCORPORATED                                                                           176,371
         27,089  INTERNATIONAL PAPER COMPANY                                                                          874,975
         25,264  KIMBERLY-CLARK CORPORATION                                                                         1,558,789
          9,954  MEADWESTVACO CORPORATION                                                                             278,015
          3,908  OFFICEMAX INCORPORATED                                                                               159,251
          7,756  PACTIV CORPORATION+                                                                                  191,961
          6,071  TEMPLE-INLAND INCORPORATED                                                                           260,264

                                                                                                                    3,499,626
                                                                                                              ---------------

PERSONAL SERVICES - 0.07%
          7,577  CINTAS CORPORATION                                                                                   301,262
         18,047  H & R BLOCK INCORPORATED                                                                             430,601

                                                                                                                      731,863
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.64%
          3,905  ASHLAND INCORPORATED                                                                                 260,464
        121,806  CHEVRONTEXACO CORPORATION                                                                          7,559,281
         90,708  CONOCOPHILLIPS                                                                                     5,944,095
        332,486  EXXON MOBIL CORPORATION                                                                           20,398,016
         13,251  HESS CORPORATION                                                                                     700,315
         19,917  MARATHON OIL CORPORATION                                                                           1,659,086
          9,128  MURPHY OIL CORPORATION                                                                               509,890
          7,287  SUNOCO INCORPORATED                                                                                  504,916
         33,821  VALERO ENERGY CORPORATION                                                                          2,249,773

                                                                                                                   39,785,836
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.30%
         47,815  ALCOA INCORPORATED                                                                                 1,547,293
          4,793  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                  331,867
         17,123  NUCOR CORPORATION                                                                                    928,923
          6,863  UNITED STATES STEEL CORPORATION<<                                                                    481,234

                                                                                                                    3,289,317
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
         42,450  CBS CORPORATION CLASS B                                                                            1,148,273
          3,247  DOW JONES & COMPANY INCORPORATED<<                                                                   113,678
          4,673  E.W. SCRIPPS COMPANY CLASS A                                                                         201,593
         13,068  GANNETT COMPANY INCORPORATED                                                                         730,893
         19,662  MCGRAW-HILL COMPANIES INCORPORATED                                                                   987,622
          2,323  MEREDITH CORPORATION                                                                                 115,081
          7,959  NEW YORK TIMES COMPANY CLASS A<<                                                                     195,314
         11,875  RR DONNELLEY & SONS COMPANY                                                                          379,406
         12,034  TRIBUNE COMPANY<<                                                                                    390,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
         39,623  VIACOM INCORPORATED CLASS B+                                                                 $     1,420,088

                                                                                                                    5,682,211
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.46%
         20,039  BURLINGTON NORTHERN SANTA FE CORPORATION                                                           1,588,091
         12,176  CSX CORPORATION                                                                                      857,677
         22,788  NORFOLK SOUTHERN CORPORATION                                                                       1,212,777
         14,780  UNION PACIFIC CORPORATION                                                                          1,373,949

                                                                                                                    5,032,494
                                                                                                              ---------------

REAL ESTATE - 0.00%
              1  HUGOTON ROYALTY TRUST                                                                                      5
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
          3,370  COOPER TIRE & RUBBER COMPANY<<                                                                        37,542
          4,483  SEALED AIR CORPORATION                                                                               233,474
          9,738  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                108,092

                                                                                                                      379,108
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.64%
         13,429  AMERIPRISE FINANCIAL INCORPORATED                                                                    599,873
          6,627  BEAR STEARNS COMPANIES INCORPORATED                                                                  928,310
         56,699  CHARLES SCHWAB CORPORATION                                                                           906,050
         23,433  E*TRADE FINANCIAL CORPORATION+                                                                       534,741
          4,638  FEDERATED INVESTORS INCORPORATED CLASS B                                                             146,097
          8,428  FRANKLIN RESOURCES INCORPORATED                                                                      731,635
         23,742  GOLDMAN SACHS GROUP INCORPORATED                                                                   3,571,509
          7,256  LEGG MASON INCORPORATED                                                                              722,117
         29,423  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                              1,916,908
         50,777  MERRILL LYNCH & COMPANY INCORPORATED                                                               3,532,048
         58,860  MORGAN STANLEY                                                                                     3,720,541
         14,592  T. ROWE PRICE GROUP INCORPORATED                                                                     551,724

                                                                                                                   17,861,553
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
         85,592  CORNING INCORPORATED+                                                                              2,070,470
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.86%
        114,749  ALTRIA GROUP INCORPORATED                                                                          8,426,019
          4,709  REYNOLDS AMERICAN INCORPORATED<<                                                                     542,948
          8,869  UST INCORPORATED                                                                                     400,790

                                                                                                                    9,369,757
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.24%
         16,767  FEDEX CORPORATION                                                                                  1,959,392
         38,811  SOUTHWEST AIRLINES COMPANY                                                                           635,336

                                                                                                                    2,594,728
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.76%
         43,939  BOEING COMPANY                                                                                     3,599,044
          5,198  BRUNSWICK CORPORATION                                                                                172,834
        103,089  FORD MOTOR COMPANY<<                                                                                 714,407
         22,183  GENERAL DYNAMICS CORPORATION                                                                       1,452,099
         31,079  GENERAL MOTORS CORPORATION<<                                                                         925,843
          9,489  GENUINE PARTS COMPANY                                                                                395,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT (continued)
          6,809  GOODRICH CORPORATION                                                                         $       274,335
         14,763  HARLEY-DAVIDSON INCORPORATED                                                                         810,341
         45,498  HONEYWELL INTERNATIONAL INCORPORATED                                                               1,833,569
         10,164  ITT INDUSTRIES INCORPORATED                                                                          503,118
         10,713  JOHNSON CONTROLS INCORPORATED                                                                        880,823
         19,461  LOCKHEED MARTIN CORPORATION                                                                        1,396,132
          3,390  NAVISTAR INTERNATIONAL CORPORATION+                                                                   83,428
         18,891  NORTHROP GRUMMAN CORPORATION                                                                       1,210,157
          9,161  PACCAR INCORPORATED                                                                                  754,683
          7,149  TEXTRON INCORPORATED                                                                                 658,995
         55,550  UNITED TECHNOLOGIES CORPORATION                                                                    3,522,981

                                                                                                                   19,188,101
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.01%
          7,294  SABRE HOLDINGS CORPORATION                                                                           160,468
                                                                                                              ---------------

WATER TRANSPORTATION - 0.09%
         23,868  CARNIVAL CORPORATION                                                                                 996,250
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
         11,534  AMERISOURCEBERGEN CORPORATION<<                                                                      483,505
          4,569  BROWN-FORMAN CORPORATION CLASS B                                                                     327,552
         22,952  CARDINAL HEALTH INCORPORATED                                                                       1,476,502
          7,474  DEAN FOODS COMPANY+<<                                                                                277,958
         16,712  MCKESSON CORPORATION                                                                                 790,143
         16,577  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 949,531
         10,374  NIKE INCORPORATED CLASS B                                                                            840,294
         11,239  SUPERVALU INCORPORATED                                                                               345,037
         33,990  SYSCO CORPORATION                                                                                  1,038,735

                                                                                                                    6,529,257
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
          7,618  PATTERSON COMPANIES INCORPORATED+<<                                                                  266,097
          4,193  W.W. GRAINGER INCORPORATED                                                                           315,439

                                                                                                                      581,536
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $607,357,264)                                                                           631,782,398
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 42.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        108,106  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      108,106
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 42.57%
$       479,635  ABBEY NATIONAL TREASURY SERVICES+++/-                                5.15%      01/16/2007           480,033
        618,884  ALLIANCE & LEICESTER PLC                                             5.31       08/18/2006           614,663
      7,117,167  AMERICAN EXPRESS BANK+/-                                             5.28       01/26/2007         7,116,954
      4,486,910  AMERICAN GENERAL FINANCE+++/-                                        5.23       07/13/2007         4,489,019
        866,438  APRECO LIMITED                                                       5.32       08/15/2006           860,945
      7,728,161  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.30       08/15/2006         7,679,164
        232,082  ATLANTIS ONE FUNDING++                                               5.35       08/07/2006           230,884
      3,868,026  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.09       11/10/2006         3,868,026
      7,736,051  ATLAS CAPITAL FUNDING CORPORATION                                    5.36       07/26/2006         7,709,981
      7,736,051  ATLAS CAPITAL FUNDING CORPORATION                                    5.36       07/28/2006         7,707,737
      3,094,421  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.30       04/25/2007         3,094,328
      4,332,189  ATOMIUM FUNDING CORPORATION                                          5.30       07/20/2006         4,321,402
      7,736,051  ATOMIUM FUNDING CORPORATION                                          5.33       08/08/2006         7,694,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    11,449,356  ATOMIUM FUNDING CORPORATION                                          5.35%      08/02/2006   $    11,399,093
        201,137  BANK OF IRELAND (GOVERNOR & COMPANY)                                 5.32       08/23/2006           199,617
        773,605  BASF AG                                                              5.26       08/11/2006           769,157
     10,056,867  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.39       02/23/2007        10,056,867
     33,265,021  BEAR STEARNS COMPANIES INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $33,279,879)                                         5.36       07/03/2006        33,265,021
     15,472,103  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $15,479,014)                                                   5.36       07/03/2006        15,472,103
     22,467,107  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $22,477,143)        5.36       07/03/2006        22,467,107
     20,962,688  BUCKINGHAM CDO II LLC++                                              5.34       07/21/2006        20,907,346
      7,736,051  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006         7,712,224
      7,736,051  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006         7,715,628
      3,403,863  CAIRN HIGH GRADE FUNDING  I LLC++                                    5.30       07/19/2006         3,395,864
      1,359,379  CAIRN HIGH GRADE FUNDING I LLC                                       5.11       07/03/2006         1,359,379
        108,305  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/11/2006           108,178
      4,332,189  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       07/26/2006         4,317,589
        309,442  CC USA INCORPORATED SERIES MTN+/-                                    5.17       07/14/2006           309,433
         92,987  CEDAR SPRINGS CAPITAL COMPANY++                                      5.32       09/05/2006            92,099
      7,736,051  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006         7,679,810
      1,423,433  CEDAR SPRINGS CAPITAL COMPANY                                        5.40       07/05/2006         1,423,021
      3,868,026  CEDAR SPRINGS CAPITAL COMPANY                                        5.43       07/27/2006         3,854,449
        154,721  CHEYNE FINANCE                                                       5.30       07/24/2006           154,244
        386,803  CHEYNE FINANCE                                                       5.30       07/26/2006           385,499
        309,442  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           5.28       09/13/2006           306,119
        369,164  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           5.30       09/12/2006           365,255
      4,709,089  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.17       07/13/2007         4,709,089
      2,223,960  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.33       07/10/2006         2,221,669
      2,104,206  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.34       07/21/2006         2,098,651
      2,630,257  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.35       07/25/2006         2,621,788
     12,625,236  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.32       07/28/2006        12,579,027
      3,868,026  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.34       07/26/2006         3,854,990
        315,786  CROWN POINT CAPITAL COMPANY                                          5.54       10/02/2006           311,485
        353,228  CULLINAN FINANCE CORPORATION                                         5.33       07/17/2006           352,504
      3,967,202  CULLINAN FINANCE CORPORATION                                         5.47       09/13/2006         3,924,594
        309,442  DEER VALLEY FUNDING LLC                                              5.33       07/17/2006           308,808
     10,372,807  DEER VALLEY FUNDING LLC                                              5.37       07/28/2006        10,334,843
     12,377,682  DEER VALLEY FUNDING LLC                                              5.42       07/27/2006        12,334,236
        711,717  DEXIA DELAWARE                                                       5.28       08/07/2006           708,044
        162,457  DEXIA DELAWARE                                                       5.28       08/08/2006           161,594
        502,843  DNB NOR BANK ASA                                                     5.06       07/05/2006           502,698
        541,524  FAIRWAY FINANCE CORPORATION                                          5.34       07/14/2006           540,652
        154,721  FCAR OWNER TRUST SERIES II                                           5.27       10/03/2006           152,591
     13,436,129  FCAR OWNER TRUST SERIES II                                           5.33       08/04/2006        13,372,710
      7,736,051  FIVE FINANCE INCORPORATED SERIES MTN+/-                              5.37       01/25/2007         7,739,223
        515,376  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.17       08/15/2006           512,108
        255,909  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       09/29/2006           252,548
      2,475,536  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.29       06/18/2007         2,475,536
      1,858,200  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN+/-                   5.52       09/18/2006         1,858,515
      5,258,658  GEORGE STREET FINANCE LLC                                            5.31       07/25/2006         5,241,725
      3,868,026  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.46       08/16/2006         3,868,026
        251,422  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.34       08/18/2006           251,379
        138,475  GRAMPIAN FUNDING                                                     4.83       07/03/2006           138,475
      5,879,399  HARRIER FINANCE FUNDING LLC                                          5.33       08/04/2006         5,851,648
     23,208,154  JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $23,218,520)                                         5.36       07/03/2006        23,208,154
        775,307  K2 (USA) LLC SERIES MTN+/-                                           5.19       07/24/2006           775,330
      9,902,146  KAUPTHING BANK SERIES MTN+++/-                                       5.33       03/20/2007         9,891,055
        280,355  KLIO III FUNDING CORPORATION                                         5.12       07/26/2006           279,410
      2,082,081  KLIO III FUNDING CORPORATION                                         5.26       08/31/2006         2,063,863
      2,387,036  KLIO III FUNDING CORPORATION                                         5.31       07/21/2006         2,380,734
        170,657  LEGACY CAPITAL LLC                                                   5.34       08/07/2006           169,777
      3,779,525  LEGACY CAPITAL LLC SERIES A                                          5.27       07/05/2006         3,778,429
      3,094,421  LEGACY CAPITAL LLC SERIES A                                          5.30       07/19/2006         3,087,149

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       232,082  LEXINGTON PARKER CAPITAL CORPORATION                                 5.54%      10/05/2006   $       228,816
      1,552,780  LIBERTY STREET FUNDING CORPORATION                                   5.36       07/24/2006         1,547,998
        779,485  LIBERTY STREET FUNDING CORPORATION                                   5.36       07/25/2006           776,975
      5,415,236  LIQUID FUNDING LIMITED+/-                                            5.07       12/01/2006         5,415,236
      4,177,468  LIQUID FUNDING LIMITED+/-                                            5.16       08/14/2006         4,177,468
     13,151,287  LIQUID FUNDING LIMITED                                               5.45       07/03/2006        13,151,287
     10,830,472  MORGAN STANLEY+/-                                                    5.38       10/10/2006        10,830,472
      7,736,051  MORGAN STANLEY+/-                                                    5.38       10/30/2006         7,736,051
      2,378,836  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010         2,379,335
      7,736,051  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006         7,704,334
        232,082  NATIONWIDE BUILDING SOCIETY+/-                                       5.20       07/21/2006           232,058
        232,082  NORDEA NORTH AMERICA                                                 5.20       07/06/2006           231,979
        309,442  NORTH SEA FUNDING                                                    5.30       11/24/2006           302,770
        139,249  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.14       08/10/2006           138,469
      1,829,576  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.29       09/05/2006         1,812,104
      7,264,926  RACERS TRUST 2004-6-MM+/-                                            5.31       05/22/2006         7,266,183
      3,868,026  ROYAL BANK OF SCOTLAND PLC+/-                                        5.22       11/24/2006         3,867,948
        489,692  ROYAL BANK OF SCOTLAND PLC SERIES REGS+/-                            5.22       11/24/2006           489,682
      3,868,026  SEDNA FINANCE INCORPORATED SERIES MTN+/-                             5.24       12/08/2006         3,866,981
      3,094,421  SLM CORPORATION+/-                                                   5.17       05/04/2007         3,094,451
      1,938,190  TANGO FINANCE CORPORATION SERIES MTN+/-                              5.19       10/25/2006         1,938,675
        270,762  THAMES ASSET GLOBAL SECURITIZATION++                                 5.42       08/18/2006           268,915
     15,472,103  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.51       07/11/2006        15,472,103
      2,973,583  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007         2,973,524
      3,868,026  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-                 5.16       03/09/2007         3,868,103
      3,048,004  VERSAILLES CDS LLC                                                   5.29       08/07/2006         3,032,277
        309,442  VERSAILLES CDS LLC                                                   5.34       07/17/2006           308,808
      1,547,210  VERSAILLES CDS LLC++                                                 5.35       07/20/2006         1,543,358
        184,892  WHITE PINE FINANCE                                                   5.11       08/04/2006           184,019
      1,739,219  WHITE PINE FINANCE                                                   5.29       08/11/2006         1,729,219
      3,345,997  WHITE PINE FINANCE                                                   5.33       07/17/2006         3,339,138
        108,924  YORKTOWN CAPITAL                                                     5.13       07/06/2006           108,876

                                                                                                                  464,513,880
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $464,265,031)                                                       464,621,986
                                                                                                              ---------------

US TREASURY SECURITIES - 35.47%

US TREASURY BONDS - 35.47%
     23,671,000  US TREASURY BOND<<                                                    6.88       08/15/2025       28,068,622
     29,436,000  US TREASURY BOND<<                                                    6.00       02/15/2026       31,885,164
     18,144,000  US TREASURY BOND<<                                                    6.75       08/15/2026       21,344,710
     23,036,000  US TREASURY BOND<<                                                    6.50       11/15/2026       26,426,623
     20,265,000  US TREASURY BOND<<                                                    6.63       02/15/2027       23,596,059
     19,055,000  US TREASURY BOND<<                                                    6.38       08/15/2027       21,628,911
     47,084,000  US TREASURY BOND<<                                                    6.13       11/15/2027       52,024,147
     25,225,000  US TREASURY BOND<<                                                    5.50       08/15/2028       25,916,720
     23,540,000  US TREASURY BOND<<                                                    5.25       11/15/2028       23,429,645
     24,408,000  US TREASURY BOND<<                                                    5.25       02/15/2029       24,301,215
     23,977,000  US TREASURY BOND<<                                                    6.13       08/15/2029       26,659,427
     38,198,000  US TREASURY BOND<<                                                    6.25       05/15/2030       43,265,194
     37,835,000  US TREASURY BOND<<                                                    5.38       02/15/2031       38,488,258

                                                                                                                  387,034,695
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $378,851,822)                                                                  387,034,695
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------


SHARES           SECURITY NAME                                                                                      VALUE

SHORT-TERM INVESTMENTS - 6.45%

MUTUAL FUNDS - 4.86%
     53,037,756  WELLS FARGO ADVANTAGE MONEY MARKET TRUST@~                                                   $    53,037,756
                                                                                                              ---------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE

US TREASURY BILLS - 1.59%
$       350,000  US TREASURY BILL^#                                                   4.79%      11/09/2006           343,846
     17,320,000  US TREASURY BILL^#                                                   4.83       11/09/2006        17,015,463

                                                                                                                   17,359,309
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $70,402,294)                                                                    70,397,065
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,520,876,411)*                                  142.39%                                               $ 1,553,836,144

OTHER ASSETS AND LIABILITIES, NET                       (42.39)                                                  (462,583,063)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $ 1,091,253,081
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@     Security of an affiliate of the fund with a cost of $57,309,612.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.23%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  107,497,873
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    64,343,017
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        107,943,254
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         108,971,611
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                322,992,297
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              69,113,551
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    49,369,588
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  49,526,191
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   49,372,735
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   49,070,252
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                32,260,277
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 221,338,028
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 480,959,487
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       43,418,789
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  43,198,881
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    4,159,527
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             38,616,054
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    137,478,217

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,803,150,857)                                           1,979,629,629
                                                                                                               ----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.91%

US TREASURY BILLS - 0.91%
$     3,190,000  US TREASURY BILL^#                                                   4.48%      08/10/2006    $      3,174,348
         10,000  US TREASURY BILL^                                                    4.79       11/09/2006               9,824
     15,275,000  US TREASURY BILL^                                                    4.82       11/09/2006          15,006,420

                                                                                                                     18,190,592
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,195,645)                                                                      18,190,592
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,821,346,502)                                   100.14%                                                $  1,997,820,221

OTHER ASSETS AND LIABILITIES, NET                        (0.14)                                                      (2,750,038)
                                                       -------                                                 ----------------

TOTAL NET ASSETS                                        100.00%                                                $  1,995,070,183
                                                       -------                                                 ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.31%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                               18,768,274
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                11,300,389
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                     18,835,827
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                      19,021,653
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             56,286,767
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          25,160,962
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 8,668,843
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               8,696,327
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                8,673,919
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                8,644,194
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             5,682,142
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              39,092,079
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             175,620,673
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    7,677,109
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               7,627,660
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  753,288
          N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                     83,425,656
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          6,770,237
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                 50,192,388

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $616,699,308)                                           560,898,387
                                                                                                            ---------------

PRINCIPAL                                                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.60%

US TREASURY BILLS - 0.60%
$        50,000  US TREASURY BILL^#                                              4.79%      11/09/2006      $        49,121
      3,420,000  US TREASURY BILL^#                                              4.82       11/09/2006            3,359,866

                                                                                                                  3,408,987
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,410,011)                                                                    3,408,987
                                                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $620,109,319)                                      99.91%                                             $   564,307,374

OTHER ASSETS AND LIABILITIES, NET                         0.09                                                      521,087
                                                       -------                                              ---------------

TOTAL NET ASSETS                                        100.00%                                             $   564,828,461
                                                       -------                                              ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                      VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.03%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                14,102,450
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  8,527,709
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      14,171,947
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       14,428,407
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              42,525,889
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            4,252,917
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  6,537,063
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                6,564,340
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 6,536,320
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 6,499,110
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              4,283,415
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               29,375,218
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               29,595,846
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     5,793,833
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                5,766,464
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   563,701
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           5,126,986
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   8,459,722

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $194,537,514)                                            213,111,337
                                                                                                              --------------

PRINCIPAL                                                                   INTEREST RATE      MATURITY DATE
SHORT-TERM INVESTMENTS - 0.88%

US TREASURY BILLS - 0.88%
$       180,000  US TREASURY BILL^#                                               4.48%          08/10/2006   $      179,117
      1,740,000  US TREASURY BILL^                                                4.82           11/09/2006        1,709,405

                                                                                                                   1,888,522
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,889,065)                                                                     1,888,522
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $196,426,579)                                      99.91%                                               $  214,999,859

OTHER ASSETS AND LIABILITIES, NET                         0.09                                                       195,021
                                                       -------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  215,194,880
                                                       -------                                                --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                      VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.80%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 8,064,069
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  4,884,343
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       8,104,513
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        8,188,153
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              24,320,926
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                           26,408,348
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                  3,720,503
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                3,726,716
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                 3,721,210
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 3,711,481
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                              2,450,466
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               16,737,803
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              184,029,943
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                     3,308,029
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                3,282,494
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   318,492
          N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                     119,209,456
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           2,942,327
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  52,577,418

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $469,830,233)                                            479,706,690
                                                                                                              --------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.29%

US TREASURY BILLS - 0.29%
$        50,000  US TREASURY BILL^#                                                   4.48%      08/10/2006   $       49,755
         15,000  US TREASURY BILL^                                                    4.79       11/09/2006           14,736
      1,355,000  US TREASURY BILL^                                                    4.82       11/09/2006        1,331,175

                                                                                                                   1,395,666
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,396,079)                                                                     1,395,666
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $471,226,312)                                     100.09%                                               $  481,102,356

OTHER ASSETS AND LIABILITIES, NET                        (0.09)                                                     (416,933)
                                                       -------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  480,685,423
                                                       -------                                                --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.25%
$       330,000  FHLB<<                                                               4.13%      10/19/2007   $       324,335

TOTAL AGENCY NOTES - INTEREST BEARING (COST $329,936)                                                                 324,335
                                                                                                              ---------------

AGENCY SECURITIES - 6.71%

FEDERAL FARM CREDIT BANK - 0.72%
        974,000  FEDERAL FARM CREDIT BANK<<                                           4.13       07/17/2009           938,810
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.80%
          1,909  FHLMC #170151                                                       10.50       01/01/2016             2,083
        774,515  FHLMC #1J1263+/-                                                     5.93       01/01/2036           775,791
          9,554  FHLMC #254325                                                       10.25       03/01/2015            10,085
        166,685  FHLMC #G11487                                                        8.00       03/01/2016           175,009
        685,329  FHLMC #G18005<<                                                      5.00       08/01/2019           660,641
        724,315  FHLMC #H01396                                                        6.50       02/01/2036           724,003

                                                                                                                    2,347,612
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.49%
        549,638  FNMA #695049                                                         5.50       03/01/2033           530,236
        844,122  FNMA #699932                                                         5.50       04/01/2033           814,324
        336,816  FNMA #725638<<                                                       5.00       12/01/2018           325,114
        840,085  FNMA #735613<<                                                       6.00       02/01/2035           830,459
      1,281,597  FNMA #863727<<+/-                                                    5.35       01/01/2036         1,260,754
        796,000  FNMA TBA%%                                                           5.50       07/01/2021           781,075

                                                                                                                    4,541,962
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.70%
         29,315  GNMA #780434                                                         7.50       12/15/2007            29,356
        899,683  GNMA SERIES 2004-53 CLASS KE                                         5.00       08/20/2032           877,523

                                                                                                                      906,879
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $8,926,366)                                                                           8,735,263
                                                                                                              ---------------

ASSET BACKED SECURITIES - 3.51%
        924,457  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A2A         5.03       09/15/2008           921,611
      1,117,937  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                  4.50       10/01/2018         1,091,116
        141,101  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          5.44       05/15/2028           141,163
        311,533  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          5.49       02/15/2034           312,492
        182,174  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         5.50       12/15/2033           182,704
        805,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                 5.04       09/15/2008           802,923
        444,000  MBNA CREDIT CARD MASTER NOTE TRUST+/-                                5.08       09/15/2011           444,000
        168,667  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  5.80       12/25/2034           168,983
        500,000  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2           5.36       11/12/2009           498,945

TOTAL ASSET BACKED SECURITIES (COST $4,594,772)                                                                     4,563,937
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.51%
         53,508  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1            7.10       08/13/2029            53,934
        446,349  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                 6A1                                                                  5.50       11/25/2020           435,609
        699,734  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.25       12/25/2035           689,984
        175,683  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                          5.65       12/25/2034           176,221
        300,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                 CLASS 2A2+/-                                                         5.32       05/15/2036           300,000
        711,550  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1        5.00       02/25/2020           693,910
      1,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-C1 CLASS A3                                              4.81       02/15/2038           953,804
        455,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATE SERIES 2006-C3
                 CLASS A3+/-                                                          5.83       06/15/2038           454,909
        620,753  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                5.25       11/25/2042           624,844
        617,965  FANNIE MAE WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                    5.32       06/25/2044           626,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$       260,864  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                               5.27%      07/25/2043   $       269,731
        295,404  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                               5.41       10/25/2043           297,407
        359,122  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031           376,893
        318,035  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                             4.75       12/25/2042           315,190
      1,185,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                 CLASS A5+/-                                                          4.77       06/10/2048         1,098,221
        345,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS A4                                                    6.11       06/10/2016           345,401
        455,000  JP MORGAN CHASE COMMERCIAL SECURITIES CORPORATION SERIES
                 2006-LDP7 CLASS A4+/-                                                5.88       04/15/2045           454,317
        324,446  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                 4.91       04/25/2035           319,791
        316,625  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.14       06/25/2035           310,801
        543,199  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035           537,354
        325,776  MSAT SERIES 2005-RR4A CLASS A1++                                     4.38       11/28/2035           315,029
        119,859  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-      5.44       05/25/2035           119,894

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,992,349)                                                         9,769,633
                                                                                                              ---------------
SHARES

COMMON STOCKS - 58.48%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.63%
         22,800  HOME DEPOT INCORPORATED                                                                              816,012
                                                                                                              ---------------

BUSINESS SERVICES - 2.11%
          9,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                               426,290
         99,600  MICROSOFT CORPORATION                                                                              2,320,680

                                                                                                                    2,746,970
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 7.40%
         20,700  ABBOTT LABORATORIES                                                                                  902,727
         13,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                830,960
         10,300  AMGEN INCORPORATED+                                                                                  671,869
         14,500  COLGATE-PALMOLIVE COMPANY                                                                            868,550
         16,300  E.I. DU PONT DE NEMOURS & COMPANY                                                                    678,080
         14,000  ELI LILLY & COMPANY                                                                                  773,780
         51,200  PFIZER INCORPORATED                                                                                1,201,664
         35,000  PROCTER & GAMBLE COMPANY                                                                           1,946,000
         17,200  ROHM & HAAS COMPANY                                                                                  862,064
         20,200  WYETH                                                                                                897,082

                                                                                                                    9,632,776
                                                                                                              ---------------

COMMUNICATIONS - 1.96%
          8,800  ALLTEL CORPORATION                                                                                   561,704
         31,300  AT&T INCORPORATED<<                                                                                  872,957
            920  EMBARQ CORPORATION+                                                                                   37,711
         18,400  SPRINT NEXTEL CORPORATION                                                                            367,816
         21,200  VERIZON COMMUNICATIONS INCORPORATED                                                                  709,988

                                                                                                                    2,550,176
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 6.91%
         42,700  BANK OF AMERICA CORPORATION                                                                        2,053,870
         48,000  CITIGROUP INCORPORATED                                                                             2,315,520
         22,000  FIFTH THIRD BANCORP                                                                                  812,900
         47,566  JP MORGAN CHASE & COMPANY                                                                          1,997,772
         30,500  US BANCORP                                                                                           941,840
         16,200  WACHOVIA CORPORATION                                                                                 876,096

                                                                                                                    8,997,998
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
EATING & DRINKING PLACES - 0.69%
         26,600  MCDONALD'S CORPORATION                                                                       $       893,760
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.20%
         11,600  DOMINION RESOURCES INCORPORATED                                                                      867,564
         17,700  DUKE ENERGY CORPORATION                                                                              519,849
         19,000  EXELON CORPORATION                                                                                 1,079,770
          7,200  FIRSTENERGY CORPORATION                                                                              390,312

                                                                                                                    2,857,495
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.92%
         66,200  CISCO SYSTEMS INCORPORATED+                                                                        1,292,886
         13,500  EMERSON ELECTRIC COMPANY                                                                           1,131,435
         84,300  GENERAL ELECTRIC COMPANY                                                                           2,778,528
         58,200  INTEL CORPORATION                                                                                  1,102,890
         54,700  MOTOROLA INCORPORATED                                                                              1,102,205
         78,900  NOKIA OYJ ADR                                                                                      1,598,514
         13,000  QUALCOMM INCORPORATED                                                                                520,910
         25,900  TEXAS INSTRUMENTS INCORPORATED                                                                       784,511

                                                                                                                   10,311,879
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.81%
         17,700  QUEST DIAGNOSTICS INCORPORATED                                                                     1,060,584
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.12%
         20,500  FORTUNE BRANDS INCORPORATED                                                                        1,455,705
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.77%
         28,400  PEPSICO INCORPORATED                                                                               1,705,136
         14,000  THE COCA-COLA COMPANY                                                                                602,280

                                                                                                                    2,307,416
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.87%
         13,224  FEDERATED DEPARTMENT STORES INCORPORATED                                                             483,998
         23,300  TARGET CORPORATION                                                                                 1,138,671
         16,800  WAL-MART STORES INCORPORATED                                                                         809,256

                                                                                                                    2,431,925
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.66%
         10,300  3M COMPANY                                                                                           831,931
         12,700  DELL INCORPORATED+                                                                                   310,007
         39,200  HEWLETT-PACKARD COMPANY                                                                            1,241,856
         14,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        1,075,480

                                                                                                                    3,459,274
                                                                                                              ---------------

INSURANCE CARRIERS - 3.84%
         15,500  ALLSTATE CORPORATION                                                                                 848,315
         22,500  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          1,328,625
         19,300  METLIFE INCORPORATED<<                                                                                988,35
         28,200  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                          1,257,156
         12,800  UNITEDHEALTH GROUP INCORPORATED                                                                      573,184

                                                                                                                    4,995,633
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.56%
         25,600  BAXTER INTERNATIONAL INCORPORATED                                                                    941,056
         35,000  BOSTON SCIENTIFIC CORPORATION+                                                                       589,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         10,600  MEDTRONIC INCORPORATED                                                                       $       497,352

                                                                                                                    2,027,808
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.98%
         21,200  JOHNSON & JOHNSON                                                                                  1,270,304
                                                                                                              ---------------

MOTION PICTURES - 1.48%
         59,200  TIME WARNER INCORPORATED                                                                           1,024,160
         30,300  WALT DISNEY COMPANY                                                                                  909,000

                                                                                                                    1,933,160
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.77%
         12,200  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         1,004,426
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.65%
         15,900  AMERICAN EXPRESS COMPANY                                                                             846,198
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.44%
         16,200  ANADARKO PETROLEUM CORPORATION                                                                       772,578
         14,800  HALLIBURTON COMPANY                                                                                1,098,308

                                                                                                                    1,870,886
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.24%
         17,200  CHEVRONTEXACO CORPORATION                                                                          1,067,432
         29,000  CONOCOPHILLIPS                                                                                     1,900,370
         41,500  EXXON MOBIL CORPORATION                                                                            2,546,025

                                                                                                                    5,513,827
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.15%
          4,000  MCGRAW-HILL COMPANIES INCORPORATED                                                                   200,920
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.35%
          5,700  GOLDMAN SACHS GROUP INCORPORATED                                                                     857,451
         14,200  MORGAN STANLEY                                                                                       897,582

                                                                                                                    1,755,033
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.71%
         12,600  ALTRIA GROUP INCORPORATED                                                                            925,218
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.59%
          7,700  GENERAL DYNAMICS CORPORATION                                                                         504,042
         33,800  HONEYWELL INTERNATIONAL INCORPORATED                                                               1,362,140
         23,800  UNITED TECHNOLOGIES CORPORATION                                                                    1,509,396

                                                                                                                    3,375,578
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
          5,500  NIKE INCORPORATED CLASS B                                                                            445,500
         14,000  SYSCO CORPORATION                                                                                    427,840

                                                                                                                      873,340
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $68,858,184)                                                                             76,114,301
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 13.57%

AGRICULTURAL PRODUCTION CROPS - 0.20%
$       275,000  BUNGE LIMITED FINANCE CORPORATION                                    4.38%      12/15/2008   $       265,286
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.14%
        190,000  PULTE HOMES INCORPORATED                                             6.25       02/15/2013           184,980
                                                                                                              ---------------

BUSINESS SERVICES - 0.23%
        300,000  NATIONAL RURAL UTILITIES SERIES MTNC                                 6.50       03/01/2007           301,615
                                                                                                              ---------------

COMMUNICATIONS - 1.74%
        150,000  CITIZENS COMMUNICATIONS COMPANY                                      9.25       05/15/2011           161,250
        475,000  COMCAST CORPORATION                                                  5.50       03/15/2011           466,505
        170,000  EMBARQ CORPORATION<<                                                 7.08       06/01/2016           169,066
         24,000  MOTOROLA INCORPORATED                                                7.63       11/15/2010            25,701
        365,000  NEXTEL COMMUNICATIONS SERIES F                                       5.95       03/15/2014           350,635
        135,000  QWEST CORPORATION                                                    7.63       06/15/2015           133,312
        200,000  SBC COMMUNICATIONS                                                   5.10       09/15/2014           185,543
        235,000  VERIZON FLORIDA INCORPORATED SERIES F                                6.13       01/15/2013           229,529
        275,000  VERIZON VIRGINIA INCORPORATED SERIES A                               4.63       03/15/2013           247,091
        280,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010           295,939

                                                                                                                    2,264,571
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 1.56%
        300,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012           310,621
        545,000  JP MORGAN CHASE & COMPANY                                            5.13       09/15/2014           514,780
        250,000  M&T BANK CORPORATION+/-++                                            3.85       04/01/2013           242,440
        450,000  PNC FUNDING CORPORATION                                              6.13       02/15/2009           454,630
        245,000  WACHOVIA BANK NA                                                     5.60       03/15/2016           237,551
        290,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015           269,227

                                                                                                                    2,029,249
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.15%
        180,000  YUM! BRANDS INCORPORATED                                             8.88       04/15/2011           200,474
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.74%
        190,000  CAROLINA POWER & LIGHT COMPANY                                       6.50       07/15/2012           195,232
        250,000  PSI ENERGY INCORPORATED                                              6.05       06/15/2016           245,802
        175,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012           193,377
        365,000  SOUTHWESTERN ELECTRIC POWER                                          4.90       07/01/2015           330,128

                                                                                                                      964,539
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.16%
        200,000  HJ HEINZ COMPANY++                                                   6.43       12/01/2008           203,198
                                                                                                              ---------------

FOOD STORES - 0.23%
        100,000  KROGER COMPANY                                                       6.75       04/15/2012           102,662
        200,000  SAFEWAY INCORPORATED                                                 4.80       07/16/2007           197,720

                                                                                                                      300,382
                                                                                                              ---------------

HEALTH SERVICES - 0.21%
        280,000  HEALTH MANAGEMENT PLC                                                6.13       04/15/2016           267,786
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.56%
        235,000  AMERIPRISE FINANCIAL INCORPORATED                                    5.35       11/15/2010           230,416
        908,638  CORE INVESTMENT GRADE TRUST                                          4.66       11/30/2007           893,900
        220,000  ERP OPERATING LP                                                     5.25       09/15/2014           208,871

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
$       200,000  MERRILL LYNCH & COMPANY SERIES MTNB                                  4.00%      11/15/2007   $       196,361
        500,000  MORGAN STANLEY                                                       5.80       04/01/2007           500,267

                                                                                                                    2,029,815
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.21%
        275,000  CISCO SYSTEMS INCORPORATED                                           5.25       02/22/2011           269,899
                                                                                                              ---------------

INSURANCE CARRIERS - 0.12%
        170,000  METLIFE INCORPORATED                                                 5.00       06/15/2015           157,260
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.18%
        250,000  BOSTON SCIENTIFIC                                                    5.45       06/15/2014           232,742
                                                                                                              ---------------

METAL MINING - 0.21%
        305,000  CODELCO INCORPORATED<<++                                              4.75       10/15/2014          278,732
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
        255,000  FORTUNE BRANDS INCORPORATED                                          5.13       01/15/2011           244,225
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.06%
        440,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                      5.85       06/01/2013           436,193
        530,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      2.75       09/25/2006           526,837
        250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.50       12/10/2007           252,826
        370,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88       09/15/2011           353,039
        645,000  HOUSEHOLD FINANCE CORPORATION                                        8.00       07/15/2010           695,309
        240,000  RESIDENTIAL CAPITAL CORPORATION                                      6.13       11/21/2008           237,219
        180,000  RESIDENTIAL CAPITAL CORPORATION                                      6.38       06/30/2010           177,550

                                                                                                                    2,678,973
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.47%
        200,000  DEVON FINANCING CORPORATION ULC                                      6.88       09/30/2011           207,941
        255,000  HALLIBURTON COMPANY                                                  5.50       10/15/2010           252,589
        150,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014           154,800

                                                                                                                      615,330
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.14%
        175,000  VALERO ENERGY CORPORATION                                            6.88       04/15/2012           181,398
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.19%
        100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                    7.88       04/01/2013           108,700
        150,000  PLAINS ALL AMERICAN PIPELINE LP                                      5.63       12/15/2013           144,144

                                                                                                                      252,844
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.63%
        285,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.88       01/15/2015           265,824
        250,000  NORFOLK SOUTHERN CORPORATION                                         6.00       04/30/2008           251,097
        305,000  UNION PACIFIC CORPORATION                                            5.75       10/15/2007           305,002

                                                                                                                      821,923
                                                                                                              ---------------

REAL ESTATE - 0.59%
        350,000  EOP OPERATING LP                                                     6.75       02/15/2012           361,141
        400,000  HIGHWOODS REALTY LP                                                  7.00       12/01/2006           401,139

                                                                                                                      762,280
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.39%
$       285,000  ARCHSTONE-SMITH OPERATIONS TRUST                                     5.25%      12/01/2010   $       277,794
        230,000  ISTAR FINANCIAL INCORPORATED<<                                       5.80       03/15/2011           226,485

                                                                                                                      504,279
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.62%
        555,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.50       11/15/2014           532,652
        270,000  MERRILL LYNCH & COMPANY                                              6.05       05/16/2016           268,222

                                                                                                                      800,874
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.36%
        250,000  DAIMLERCHRYSLER NORTH AMERICA HOLDING                                7.75       01/18/2011           263,893
        200,000  TEXAS EASTERN TRANSMISSION LP                                        5.25       07/15/2007           198,404

                                                                                                                      462,297
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.29%
        245,000  FEDEX CORPORATION                                                    2.65       04/01/2007           239,230
        150,000  TRAVELERS PROPERTY CASUALTY CORPORATION                              5.00       03/15/2013           142,626

                                                                                                                      381,856
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $18,040,179)                                                                   17,656,807
                                                                                                              ---------------

FOREIGN CORPORATE BONDS @- 1.30%
        160,000  BSKYB FINANCE UK PLC++                                               5.63       10/15/2015           151,527
        240,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.00       06/15/2010           257,657
        285,000  ENCANA CORPORATION                                                   4.60       08/15/2009           275,532
        265,000  GRUPO TELEVISA SA                                                    6.63       03/18/2025           249,722
        310,000  KFW<<                                                                3.50       03/14/2008           300,103
        200,000  NORMANDY FINANCE LIMITED++                                           7.63       07/15/2008           206,916
        290,000  PCCW-HKT CAPITAL NUMBER 3 LIMITED++                                  5.25       07/20/2015           256,613

TOTAL FOREIGN CORPORATE BONDS (COST $1,760,647)                                                                     1,698,070
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS @- 1.60%
        500,000  EUROPEAN INVESTMENT BANK                                             4.63       03/01/2007           497,261
        295,000  PENERBANGAN MALAYSIA BOND<<++                                        5.63       03/15/2016           282,978
        300,000  REPUBLIC OF ITALY                                                    3.63       09/14/2007           293,480
        290,000  SABMILLER PLC++                                                      6.20       07/01/2011           291,604
        280,000  TELECOM ITALIA CAPITAL                                               4.95       09/30/2014           250,672
        265,000  TELEFONICA EMISIONES SAU                                             5.98       06/20/2011           264,027
        160,000  UNITED MEXICAN STATES                                                7.50       01/14/2012           169,600
         40,000  UNITED MEXICAN STATES<<                                              5.63       01/15/2017            37,200

TOTAL FOREIGN GOVERNMENT BONDS (COST $2,147,487)                                                                    2,086,822
                                                                                                              ---------------

US TREASURY SECURITIES - 6.09%

US TREASURY BILLS - 0.01%
         10,000  US TREASURY BILL^                                                    4.66       07/27/2006             9,969
                                                                                                              ---------------

US TREASURY BONDS - 1.63%
      1,985,000  US TREASURY BOND<<                                                  10.38       11/15/2012         2,118,523
                                                                                                              ---------------

US TREASURY NOTES - 4.45%
        270,000  US TREASURY NOTE<<                                                   4.38       11/15/2008           265,380
      4,920,000  US TREASURY NOTE<<                                                   4.25       10/15/2010         4,761,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$       805,000  US TREASURY NOTE<<                                                   4.50%      02/15/2016   $       765,882

                                                                                                                    5,792,897
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $8,226,315)                                                                      7,921,389
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 10.60%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
          3,211  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        3,211
                                                                                                              ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 10.60%
$        14,245  ABBEY NATIONAL TREASURY SERVICES+/-++                                5.15       01/16/2007            14,256
         18,380  ALLIANCE & LEICESTER PLC++                                           5.31       08/18/2006            18,255
        211,370  AMERICAN EXPRESS BANK+/-                                             5.28       01/26/2007           211,364
        133,255  AMERICAN GENERAL FINANCE+/-++                                        5.23       07/13/2007           133,318
         25,732  APRECO LIMITED                                                       5.32       08/15/2006            25,569
        229,516  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.30       08/15/2006           228,061
          6,893  ATLANTIS ONE FUNDING++                                               5.35       08/07/2006             6,857
        114,875  ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.09       11/10/2006           114,875
        229,750  ATLAS CAPITAL FUNDING CORPORATION                                    5.36       07/26/2006           228,976
        229,750  ATLAS CAPITAL FUNDING CORPORATION                                    5.36       07/28/2006           228,909
         91,900  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30       04/25/2007            91,897
        128,660  ATOMIUM FUNDING CORPORATION                                          5.30       07/20/2006           128,340
        229,750  ATOMIUM FUNDING CORPORATION                                          5.33       08/08/2006           228,530
        340,030  ATOMIUM FUNDING CORPORATION++                                        5.35       08/02/2006           338,538
          5,974  BANK OF IRELAND (GOVERNOR & COMPANY)                                 5.32       08/23/2006             5,928
         22,975  BASF AG++                                                            5.26       08/11/2006            22,843
        298,675  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.39       02/23/2007           298,675
        987,926  BEAR STEARNS COMPANIES INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $988,367)                                            5.36       07/03/2006           987,926
        459,500  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $459,706)                                                      5.36       07/03/2006           459,500
        667,243  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $667,541)           5.36       07/03/2006           667,243
        622,563  BUCKINGHAM CDO II LLC++                                              5.34       07/21/2006           620,920
        229,750  BUCKINGHAM CDO LLC                                                   5.04       07/24/2006           229,043
        229,750  BUCKINGHAM CDO LLC++                                                 5.33       07/21/2006           229,144
         40,372  CAIRN HIGH GRADE FUNDING I LLC                                       5.11       07/03/2006            40,372
          3,217  CAIRN HIGH GRADE FUNDING I LLC                                       5.13       07/11/2006             3,213
        101,090  CAIRN HIGH GRADE FUNDING I LLC++                                     5.30       07/19/2006           100,853
        128,660  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       07/26/2006           128,227
          9,190  CC USA INCORPORATED SERIES MTN+/-++                                  5.17       07/14/2006             9,190
          2,762  CEDAR SPRINGS CAPITAL COMPANY++                                      5.32       09/05/2006             2,735
        229,750  CEDAR SPRINGS CAPITAL COMPANY                                        5.38       08/21/2006           228,080
         42,274  CEDAR SPRINGS CAPITAL COMPANY++                                      5.40       07/05/2006            42,262
        114,875  CEDAR SPRINGS CAPITAL COMPANY++                                      5.43       07/27/2006           114,472
          4,595  CHEYNE FINANCE++                                                     5.30       07/24/2006             4,581
         11,488  CHEYNE FINANCE                                                       5.30       07/26/2006            11,449
          9,190  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           5.28       09/13/2006             9,091
         10,964  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           5.30       09/12/2006            10,848
        139,854  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.17       07/13/2007           139,854
        374,952  CORPORATE ASSET SECURITIZATION AUSTRALIA                             5.32       07/28/2006           373,580
         66,049  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.33       07/10/2006            65,981
         62,492  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.34       07/21/2006            62,327
        114,875  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.34       07/26/2006           114,488
         78,115  CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.35       07/25/2006            77,864
          9,378  CROWN POINT CAPITAL COMPANY                                          5.54       10/02/2006             9,251
         10,490  CULLINAN FINANCE CORPORATION++                                       5.33       07/17/2006            10,469
        117,821  CULLINAN FINANCE CORPORATION++                                       5.47       09/13/2006           116,555
          9,190  DEER VALLEY FUNDING LLC++                                            5.33       07/17/2006             9,171

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       308,058  DEER VALLEY FUNDING LLC                                              5.37%      07/28/2006   $       306,931
        367,600  DEER VALLEY FUNDING LLC++                                            5.42       07/27/2006           366,310
         21,137  DEXIA DELAWARE                                                       5.28       08/07/2006            21,028
          4,825  DEXIA DELAWARE                                                       5.28       08/08/2006             4,799
         14,934  DNB NOR BANK ASA                                                     5.06       07/05/2006            14,929
         16,083  FAIRWAY FINANCE CORPORATION++                                        5.34       07/14/2006            16,057
          4,595  FCAR OWNER TRUST SERIES II                                           5.27       10/03/2006             4,532
        399,035  FCAR OWNER TRUST SERIES II                                           5.33       08/04/2006           397,151
        229,750  FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37       01/25/2007           229,844
         15,306  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.17       08/15/2006            15,209
          7,600  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.26       09/29/2006             7,500
         73,520  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.29       06/18/2007            73,520
         55,186  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN+/-                   5.52       09/18/2006            55,195
        156,175  GEORGE STREET FINANCE LLC                                            5.31       07/25/2006           155,672
        114,875  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.46       08/16/2006           114,875
          7,467  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.34       08/18/2006             7,466
          4,113  GRAMPIAN FUNDING                                                     4.83       07/03/2006             4,113
        174,610  HARRIER FINANCE FUNDING LLC                                          5.33       08/04/2006           173,786
        689,251  JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $689,559)                                            5.36       07/03/2006           689,251
         23,026  K2 USA LLC SERIES MTN+/-++                                           5.19       07/24/2006            23,026
        294,080  KAUPTHING BANK SERIES MTN+/-++                                       5.33       03/20/2007           293,751
          8,326  KLIO III FUNDING CORPORATION++                                       5.12       07/26/2006             8,298
         61,835  KLIO III FUNDING CORPORATION                                         5.26       08/31/2006            61,294
         70,892  KLIO III FUNDING CORPORATION                                         5.31       07/21/2006            70,705
          5,068  LEGACY CAPITAL LLC                                                   5.34       08/07/2006             5,042
        112,247  LEGACY CAPITAL LLC SERIES A++                                        5.27       07/05/2006           112,214
         91,900  LEGACY CAPITAL LLC SERIES A++                                        5.30       07/19/2006            91,684
          6,893  LEXINGTON PARKER CAPITAL CORPORATION                                 5.54       10/05/2006             6,796
         46,115  LIBERTY STREET FUNDING CORPORATION                                   5.36       07/24/2006            45,973
         23,150  LIBERTY STREET FUNDING CORPORATION++                                 5.36       07/25/2006            23,075
        160,825  LIQUID FUNDING LIMITED+/-++                                          5.07       12/01/2006           160,825
        124,065  LIQUID FUNDING LIMITED+/-++                                          5.16       08/14/2006           124,065
        390,575  LIQUID FUNDING LIMITED++                                             5.45       07/03/2006           390,575
        321,650  MORGAN STANLEY+/-                                                    5.38       10/10/2006           321,650
        229,750  MORGAN STANLEY+/-                                                    5.38       10/30/2006           229,750
         70,648  MORGAN STANLEY SERIES EXL+/-                                         5.23       08/13/2010            70,663
        229,750  MORTGAGE INTEREST NET TRUST SERIES A1P1                              5.33       07/31/2006           228,808
          6,893  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20       07/21/2006             6,892
          6,893  NORDEA NORTH AMERICA                                                 5.20       07/06/2006             6,889
          9,190  NORTH SEA FUNDING                                                    5.30       11/24/2006             8,992
          4,136  PERRY GLOBAL FUNDING LIMITED SERIES A++                              5.14       08/10/2006             4,112
         54,336  PERRY GLOBAL FUNDING LIMITED SERIES A++                              5.29       09/05/2006            53,817
        215,758  RACERS TRUST 2004-6-MM+/-++                                          5.31       05/22/2006           215,796
        114,875  ROYAL BANK OF SCOTLAND PLC+/-++                                      5.22       11/24/2006           114,873
         14,543  ROYAL BANK OF SCOTLAND PLC SERIES REGS+/-                            5.22       11/24/2006            14,543
        114,875  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                           5.24       12/08/2006           114,844
         91,900  SLM CORPORATION+/-++                                                 5.17       05/04/2007            91,901
         57,562  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.19       10/25/2006            57,576
          8,041  THAMES ASSET GLOBAL SECURITIZATION++                                 5.42       08/18/2006             7,986
        459,500  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.51       07/11/2006           459,500
         88,311  TRAVELERS INSURANCE COMPANY+/-                                       5.24       02/09/2007            88,310
        114,875  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++               5.16       03/09/2007           114,877
         90,522  VERSAILLES CDS LLC++                                                 5.29       08/07/2006            90,054
          9,190  VERSAILLES CDS LLC++                                                 5.34       07/17/2006             9,171
         45,950  VERSAILLES CDS LLC++                                                 5.35       07/20/2006            45,836
          5,491  WHITE PINE FINANCE                                                   5.11       08/04/2006             5,465
         51,652  WHITE PINE FINANCE                                                   5.29       08/11/2006            51,355
         99,372  WHITE PINE FINANCE                                                   5.33       07/17/2006            99,168

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         3,235  YORKTOWN CAPITAL                                                     5.13%      07/06/2006   $         3,234

                                                                                                                   13,795,432
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,798,643)                                                         13,798,643
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.73%
      2,250,924  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~#                                                         2,250,924
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,250,924)                                                                      2,250,924
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $138,925,801)*                                    111.35%                                               $   144,920,125

OTHER ASSETS AND LIABILITIES, NET                       (11.35)                                                   (14,775,476)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   130,144,649
                                                       -------                                                ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     Security of an affiliate of the fund with a cost of $2,250,924.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.85%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO         $   532,974,538

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $519,112,986)           532,974,538
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $519,112,986)                                       99.85%            $   532,974,538

OTHER ASSETS AND LIABILITIES, NET                          0.15                     816,932
                                                        -------             ---------------

TOTAL NET ASSETS                                         100.00%            $   533,791,470
                                                        -------             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.98%
           N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                    $   110,941,516
           N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                          66,302,115
           N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                              111,414,874
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                               112,676,636
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                      333,746,146
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                          50,077,786
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                        49,877,943
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                         50,384,459
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                         50,222,541
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                      32,964,604
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                       223,277,584
           N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                             44,439,277
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                        42,255,473
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                          4,298,064
           N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                   40,038,347

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,021,045,108)                  1,322,917,365
                                                                                       ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,021,045,108)                                     99.98%                       $ 1,322,917,365

OTHER ASSETS AND LIABILITIES, NET                          0.02                                330,322
                                                        -------                        ---------------

TOTAL NET ASSETS                                         100.00%                       $ 1,323,247,687
                                                        -------                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.72%
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                            $   213,997,576
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                           212,200,228
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                             20,641,013
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                      190,466,122

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $570,541,337)                         637,304,939
                                                                                          ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $570,541,337)                                      99.72%                           $   637,304,939

OTHER ASSETS AND LIABILITIES, NET                         0.28                                  1,768,509
                                                       =======                            ===============

TOTAL NET ASSETS                                        100.00%                           $   639,073,448
                                                       =======                            ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.90%

          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                      $   744,423,176

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $870,296,959)                 744,423,176
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $870,296,959)                                      99.90%                   $   744,423,176

OTHER ASSETS AND LIABILITIES, NET                         0.10                            719,928
                                                       -------                    ---------------

TOTAL NET ASSETS                                        100.00%                   $   745,143,104
                                                       -------                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.06%
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                         $   70,830,101

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $65,356,481)                    70,830,101
                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $65,356,481)                                      100.06%                     $   70,830,101

OTHER ASSETS AND LIABILITIES, NET                        (0.06)                            (44,490)
                                                       -------                      --------------

TOTAL NET ASSETS                                        100.00%                     $   70,785,611
                                                       -------                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.04%
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                  $    28,391,789
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                       43,575,926
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                     43,633,767
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                      43,663,649
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                      43,463,853
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                    166,288,556
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                          67,105,762
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     64,919,242
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                       6,427,057
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                59,872,940

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $411,412,222)                  567,342,541
                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $411,412,222)                                     100.04%                    $   567,342,541

OTHER ASSETS AND LIABILITIES, NET                        (0.04)                           (208,074)
                                                       -------                     ---------------

TOTAL NET ASSETS                                        100.00%                    $   567,134,467
                                                       -------                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                      VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.94%
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                            $     2,468,202

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,310,248)                                                 2,468,202
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,310,248)                                        99.94%                                               $     2,468,202

OTHER ASSETS AND LIABILITIES, NET                         0.06                                                          1,419
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $     2,469,621
                                                       -------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.72%
           N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                   $    60,400,453

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $56,851,742)                                          60,400,453
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,851,742)                                        99.72%                                         $    60,400,453

OTHER ASSETS AND LIABILITIES, NET                          0.28                                                  172,082
                                                        -------                                          ---------------

TOTAL NET ASSETS                                         100.00%                                         $    60,572,535
                                                        -------                                          ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                   $     2,321,065,523

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,093,200,623)                     2,321,065,523
                                                                                      -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,093,200,623)                                   100.01%                       $     2,321,065,523

OTHER ASSETS AND LIABILITIES, NET                        (0.01)                                  (250,310)
                                                       -------                        -------------------

TOTAL NET ASSETS                                        100.00%                       $     2,320,815,213
                                                       -------                        -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     $     541,674,801

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $558,562,970)                          541,674,801
                                                                                         -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $558,562,970)                                      100.01%                         $     541,674,801

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                   (39,947)
                                                        -------                          -----------------

TOTAL NET ASSETS                                         100.00%                         $     541,634,854
                                                        -------                          -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO               $  374,677,731

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $359,464,113)               374,677,731
                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $359,464,113)                                     100.02%                  $  374,677,731

OTHER ASSETS AND LIABILITIES, NET                        (0.02)                         (63,291)
                                                       =======                   ==============

TOTAL NET ASSETS                                        100.00%                  $  374,614,440
                                                       =======                   ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS             JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX FUND
-------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                           $ 1,674,783,770

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,225,264,644)          1,674,783,770
                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,225,264,644)                                   100.00%                $ 1,674,783,770

OTHER ASSETS AND LIABILITIES, NET                         0.00                         (36,342)
                                                        ------                 ---------------

TOTAL NET ASSETS                                        100.00%                $ 1,674,747,428
                                                        ------                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the master Portfolios, which are included elsewhere in the report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR  -- American Depositary Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT  -- Alternative Minimum Tax
ARM  -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA  -- Community Development Authority
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY  -- Capital Guaranty Corporation
CMT  -- Constant Maturity Treasury
COFI  -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP  -- Certificate of Participation
CP  -- Commercial Paper
CTF  -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR  -- Department of Water Resources
EDFA  -- Education Finance Authority
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA  -- Federal Housing Authority
FHLB  -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FRN  -- Floating Rate Notes
FSA  -- Financial Security Assurance Incorporated
GDR  -- Global Depositary Receipt
GNMA  --Government National Mortgage Association
GO  --General Obligation
HFA  --Housing Finance Authority
HFFA  --Health Facilities Financing Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LIBOR  --London Interbank Offered Rate
LLC  --Limited Liability Corporation
LOC  --Letter of Credit
LP  --Limited Partnership
MBIA  --Municipal Bond Insurance Association
MFHR  --Multi-Family Housing Revenue
MUD  --Municipal Utility District
MTN  --Medium Term Note
PCFA  --Pollution Control Finance Authority
PCR  --Pollution Control Revenue
PFA  --Public Finance Authority
PLC  --Private Placement
PSFG  --Public School Fund Guaranty
RDA  --Redevelopment Authority
RDFA  --Redevelopment Finance Authority
REITS  --Real Estate Investment Trusts
R&D  --Research & Development
SFHR  --Single Family Housing Revenue
SFMR  --Single Family Mortgage Revenue
SLMA  --Student Loan Marketing Association
STEERS  --Structured Enhanced Return Trust
TBA  --To Be Announced
TRAN  --Tax Revenue Anticipation Notes
USD  --Unified School District
V/R  --Variable Rate
WEBS  --World Equity Benchmark Shares

ITEM 2. CONTROLS AND PROCEDURES
===============================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By:  /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President


Date: August 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Funds Trust


                                        By:  /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President


                                        By:  /s/ A. Erdem Cimen


                                             A. Erdem Cimen
                                             Treasurer


Date: August 21, 2006